As filed with the Securities and Exchange Commission on October 26, 2012

Registration Nos.: 2-71559
811-3162

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 39  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

  ACT OF 1940  ☒

  Amendment No. 40  ☒

Active Assets Tax-Free Trust

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b)
X	On October 31, 2012 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485.

  Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

MORGAN STANLEY FUNDS

Active Assets — Money Trust
Tax-Free Trust
California Tax-Free Trust
Government Securities Trust

Fund	Ticker Symbol
Active Assets Money Trust	AAMXX
Active Assets Tax-Free Trust	AATXX
Active Assets California Tax-Free Trust	AACXX
Active Assets Government Securities Trust	AAGXX

Four different Money Market Funds offered to investors who have certain accounts with
Morgan Stanley Wealth Management

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

October 31, 2012

(This page has been left blank intentionally.)

Contents

Eligible Investors/Overview	1
Fund Summaries
Active Assets Money Trust
Investment Objectives	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	2
Past Performance	3
Adviser and Sub-Adviser	3
Purchase and Sale of Fund Shares	3
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Active Assets Tax-Free Trust
Investment Objective	5
Fees and Expenses	5
Principal Investment Strategies	5
Principal Risks	6
Past Performance	6
Adviser	6
Purchase and Sale of Fund Shares	6
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
Active Assets California Tax-Free Trust
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategies	8
Principal Risks	9
Past Performance	9
Adviser	10
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10

Active Assets Government Securities Trust
Investment Objectives	11
Fees and Expenses	11
Principal Investment Strategies	11
Principal Risks	11
Past Performance	12
Adviser and Sub-Adviser	12
Purchase and Sale of Fund Shares	12
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Details of the Funds
Additional Information about the Funds' Investment Objectives, Strategies and Risks	14
Active Assets Money Trust	14
Active Assets Tax-Free Trust	16
Active Assets California Tax-Free Trust	18
Active Assets Government Securities Trust	20
Portfolio Holdings	23
Fund Management	23
Shareholder Information
Pricing Fund Shares	24
How Are Fund Investments Made?	24
Distributions	25
Frequent Purchases and Redemptions	25
Tax Consequences	26
Additional Information	27
Financial Highlights	28

This Prospectus contains important information about the Funds. Please read it carefully and keep it for future reference.

Eligible Investors/Overview

Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund," and collectively, the "Funds") are four separate money market funds offered to investors who have certain accounts (the "Accounts") with Morgan Stanley Wealth Management. (Morgan Stanley Wealth Management is affiliated with Morgan Stanley Investment Management Inc., the Funds' "Adviser.")

There may be various account and service fees charged in connection with your Account. Please refer to your Account agreement or speak to your Morgan Stanley Financial Advisor for more information.

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Active Assets Money Trust

Investment Objectives

Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.24%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers and/or Expense Reimbursements[1]	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.23%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

(1)  The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser and/or Morgan Stanley Investment Management Limited ("Sub-Adviser") seek to maintain the Fund's share price at $1.00. The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program; asset-backed securities; U.S. dollar-denominated foreign bank obligations; and repurchase agreements.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to

2

fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that the various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%.

High Quarter 9/30/07 1.24%

Low Quarter 6/30/09 0.00%

Average Annual Total Returns (as of December 31, 2011)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets Money Trust	0.01%	1.52%	1.83%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Adviser and Sub-Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Purchase and Sale of Fund Shares

Minimum Investment Amounts There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Account, transaction activity in your Account may result in (i) cash balances that are not invested in securities or other investments at the end of each day or (ii) debit balances for transactions posted to your Account. Morgan Stanley Wealth Management will automatically process a purchase or redemption of Fund shares on the next day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open

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3

for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Your shares will be purchased or sold at the price next calculated after the Fund receives instructions. In the case of sweep investments, the price of the Fund's shares will be the share price next calculated after the Fund receives the order to purchase or sell shares from Morgan Stanley Wealth Management. For more information on the Fund's purchase and redemption procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Please refer to your Morgan Stanley Account documentation for more information about processing of Fund transactions.

Tax Information

The Fund intends to make distributions that will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Fund's Distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Active Assets Tax-Free Trust

Investment Objective

Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.24%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.41%
Fee Waivers and/or Expense Reimbursements[1]	0.27%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.14%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

(1)  The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please see the "Tax Consequences" section beginning on page 26 of this Prospectus.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable or floating rate obligations may fluctuate based upon changes in market rates.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the

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5

option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds some or all of which may be advised or managed by the Adviser or its affiliates.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%.

High Quarter 6/30/07 0.83%

Low Quarter 3/31/11 0.00%

Average Annual Total Returns (as of December 31, 2011)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets Tax-Free Trust	0.01%	1.01%	1.23%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Minimum Investment Amounts There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

6

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Account, transaction activity in your Account may result in (i) cash balances that are not invested in securities or other investments at the end of each day or (ii) debit balances for transactions posted to your Account. Morgan Stanley Wealth Management will automatically process a purchase or redemption of Fund shares on the next day that the NYSE and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Your shares will be purchased or sold at the price next calculated after the Fund receives instructions. In the case of sweep investments, the price of the Fund's shares will be the share price next calculated after the Fund receives the order to purchase or sell shares from Morgan Stanley Wealth Management. For more information on the Fund's purchase and redemption procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Please refer to your Morgan Stanley Account documentation for more information about processing of Fund transactions.

Tax Information

The Fund intends to make distributions that are normally exempt from federal income tax and subject to state income tax. Income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Fund's Distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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7

Active Assets California Tax-Free Trust

Investment Objective

Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.33%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers and/or Expense Reimbursements[1]	0.36%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.14%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

(1)  The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The Adviser generally invests substantially all of the Fund's assets in California municipal obligations and the Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, see the "Tax Consequences" section beginning on page 26 of this Prospectus.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable or floating rate obligations may fluctuate based upon changes in market rates.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and

8

issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds some or all of which may be advised or managed by the Adviser or its affiliates.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

•  California Municipal Securities Risks. As the Fund invests principally in municipal obligations issued by state and local governments and their agencies, the Fund is susceptible to political, economic, or other factors affecting issuers of California municipal obligations. The deterioration of California's fiscal situation as a result of recent economic conditions increases the risk of investing in California municipal securities. Several major ratings agencies have downgraded California's general obligation bond rating in recent years. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal obligations held by the Fund and the Fund's performance.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%.

High Quarter 6/30/07 0.79%

Low Quarter 6/30/09 0.00%

Average Annual Total Returns (as of December 31, 2011)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets California Tax-Free Trust	0.01%	0.93%	1.10%

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For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Minimum Investment Amounts There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Account, transaction activity in your Account may result in (i) cash balances that are not invested in securities or other investments at the end of each day or (ii) debit balances for transactions posted to your Account. Morgan Stanley Wealth Management will automatically process a purchase or redemption of Fund shares on the next day that the NYSE and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Your shares will be purchased or sold at the price next calculated after the Fund receives instructions. In the case of sweep investments, the price of the Fund's shares will be the share price next calculated after the Fund receives the order to purchased or sell shares from Morgan Stanley Wealth Management. For more information on the Fund's purchase and redemption procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Please refer to your Morgan Stanley Account documentation for more information about processing of Fund transactions.

Tax Information

The Fund intends to make distributions that are normally exempt from federal and California state income taxes to the extent they are derived from California municipal obligations.

Income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Fund's Distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Active Assets Government Securities Trust

Investment Objectives

Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.45%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	0.59%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.11%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141

(1)  The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Principal Investment Strategies

The Fund invests in high quality, short-term U.S. government securities. In selecting investments, the Adviser and/or Morgan Stanley Investment Management Limited ("Sub-Adviser") seek to maintain the Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions. In addition, the Fund may invest in repurchase agreements.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the

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issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%.

High Quarter 9/30/06 1.16%

Low Quarter 6/30/09 0.00%

Average Annual Total Returns (as of December 31, 2011)

	Past 1 Year	Past 5 Years	Past 10 Years
Active Assets Government Securities Trust	0.01%	1.32%	1.62%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Adviser and Sub-Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Purchase and Sale of Fund Shares

Minimum Investment Amounts. There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits. For more information, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

How Are Fund Investments Made? If you select the Fund as the sweep investment choice for your Morgan Stanley Account, transaction activity in your Account may result in (i) cash balances that are not invested in securities or other investments at the end of each day or (ii) debit balances for transactions posted to your Account. Morgan Stanley Wealth Management will automatically process a purchase or redemption of Fund shares on days that the NYSE and the Federal Reserve Bank of New York are open for business. For more information on the Fund's investment procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

Your shares will be purchased or sold at the price next calculated after the Fund receives instructions. In the case of sweep investments, the price of the Fund's shares will be the share price next calculated after the Fund receives the order to purchase or sell shares from Morgan Stanley Wealth Management. For more information on the Fund's purchase and redemption procedures, please refer to the "How Are Fund Investments Made?" section beginning on page 24 of this Prospectus.

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Please refer to your Morgan Stanley Account documentation for more information about processing of Fund transactions.

Tax Information

The Fund intends to make distributions that will generally be subject to federal income tax and depending on your state's rules, distributions attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Fund's Distributor may pay the intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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Details of the Funds

Additional Information about the Funds' Investment Objectives, Strategies and Risks

Active Assets Money Trust

Investment Objectives

Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Fund's investments include the following money market instruments:

■  Corporate obligations, including but not limited to commercial paper.

■  Debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit).

■  Certificates of deposit of savings banks and savings and loan associations.

■  Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities, including U.S. government securities guaranteed under the FDIC Temporary Liquidity Guarantee Program.

■  Asset-backed securities.

■  U.S. dollar-denominated money market instruments and other short-term obligations issued by foreign banks.

■  Repurchase agreements.

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest).

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The Adviser and/or Sub-Adviser actively manage the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

In pursuing the Fund's investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

U.S. Government Securities. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt under this Temporary Liquidity Guarantee Program is subject to the full faith and credit of the United States and expires no later than December 31, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program or other similar FDIC programs may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the

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type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Foreign Money Market Securities. The Fund may invest in U.S. dollar-denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Adviser and/or Sub-Adviser determine that they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund's right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. The Fund follows procedures that are designed to minimize such risks.

Active Assets Tax-Free Trust

Investment Objective

Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. The Fund may invest up to 20% of its net assets in securities that pay

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interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this Prospectus for more details.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's full faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of projects such as public utilities, hospitals, housing, airports, highways and educational facilities. In addition, the Fund may invest in lease obligations. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable or floating rate obligations may fluctuate based upon changes in market rates.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. Additionally, the Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Adviser actively manages the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

In pursuing the Fund's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

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Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Active Assets California Tax-Free Trust

Investment Objective

Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Adviser generally invests substantially all of the Fund's assets in California municipal obligations and the Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this Prospectus for more details.

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Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's full faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of projects such as public utilities, hospitals, housing, airports, highways and educational facilities. In addition, the Fund may invest in lease obligations. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable or floating rate obligations may fluctuate based upon changes in market rates.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds and custodial receipts are instruments similar to variable rate demand obligations. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations and provide the holder with the option of tendering the receipt back to the custodian or trustee. Additionally, the Fund may invest in investment companies, including money market funds, and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Adviser actively manages the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

In pursuing the Fund's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the

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possibility that the user fee from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state—California—and its municipalities. See—"California Municipal Securities Risks" below.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

California Municipal Securities Risks. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the Fund's yield, will experience greater volatility. Several major ratings agencies have downgraded California's general obligation bond rating in recent years. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities held by the Fund, which could negatively impact the Fund's yield. In addition, covering income tax revenue shortfalls could be difficult due to California law regarding the imposition of new taxes. Over time, these issues may impair the state's ability to repay its obligations and could negatively impact the market value of securities held by the Fund.

Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Active Assets Government Securities Trust

Investment Objectives

Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

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Principal Investment Strategies

Money Market

A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

Yield

The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.

The Fund will invest in high quality, short-term U.S. government securities. In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The U.S. government securities that the Fund may purchase include:

■  U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

■  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

■  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

■  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

■  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the United States.

The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

In addition, the Fund may invest in repurchase agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest).

The Adviser and/or Sub-Adviser actively manage the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

In pursuing the Fund's investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading

21

strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risk. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

U.S. Government Securities. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt under this Temporary Liquidity Guarantee Program is subject to the full faith and credit of the United States and expires no later than December 31, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program or other similar FDIC programs may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund's right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. The Fund follows procedures that are designed to minimize such risks.

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Portfolio Holdings

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

Fund Management

Morgan Stanley Investment Management Inc.

The Adviser is widely recognized as a leader in the mutual fund industry and, together with its affiliated asset management companies, had approximately $330.9 billion in assets under management or administration as of September 30, 2012.

Each Fund has retained the Adviser—Morgan Stanley Investment Management Inc.—to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser—Morgan Stanley Investment Management Limited—with respect to Active Assets Money Trust and Active Assets Government Securities Trust. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Funds with investment advisory services subject to the overall supervision of the Adviser and the Funds' Officers and Trustees. The Adviser pays compensation, if any, to the Sub-Adviser on a monthly basis. The compensation paid is a portion of the net advisory fees the Adviser receives from the applicable Funds. The Sub-Adviser's address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

Each Fund pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to each Fund, and for each Fund's expenses assumed by the Adviser. This fee is based on each Fund's average daily net assets.

For the fiscal year ended June 30, 2012, each Fund paid total investment advisory compensation (net of fee waivers and/or affiliated rebates, if applicable) as follows:

Fund	Investment Advisory Fee Paid (as a percentage of the Fund's average daily net assets)
Active Assets Money Trust	0.15%
Active Assets Tax-Free Trust	0.07%
Active Assets California Tax-Free Trust	0.07%
Active Assets Government Securities Trust	0.00%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in each Fund's annual report to shareholders for the period ended June 30, 2012. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement with the Sub-Adviser is available in the annual report to shareholders for the period ended June 30, 2012 of the Active Asset Money Trust and Active Assets Government Securities Trust.

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Shareholder Information

Pricing Fund Shares

The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Contacting a Financial Advisor

If you are new to the Morgan Stanley Funds and would like to contact a Morgan Stanley Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com

How Are Fund Investments Made?

Morgan Stanley Wealth Management will review your Account activity on each business day to determine whether it has a cash balance as a result of any credits accrued or debits incurred that day. This review will take place once daily after the Fund's close of business even though your Account may have debits and credits posted throughout each business day. Transaction activity in your Account that results in cash balances that are not invested in securities or other investments at the end of each day will be automatically processed for investment in shares of the Fund on the next day that the NYSE and the Federal Reserve Bank of New York are open for business. If you have debits posted to your Account during any business day that are not offset by credits during the same business day, then Morgan Stanley Wealth Management will automatically process a redemption of Fund shares on the next business day that the NYSE and the Federal Reserve Bank of New York are open for business equal to the debit amount. Please refer to your Morgan Stanley Account documentation for additional information about Fund transactions.

Dividends are not earned until the next business day following the purchase of Fund shares. Fund purchases and redemptions are determined as set forth above. Each Fund will effect orders to purchase or redeem shares on each day the NYSE is open. Orders to purchase or redeem shares must be received prior to 12:00 noon Eastern time. In the event that the NYSE closes prior to such time, orders must be received prior to such time. Orders received after such time will be processed the following business day.

There is no minimum investment amount for investors, although the current minimum initial deposit into any Account is $5,000 in cash or securities and certain Accounts may have higher minimum initial deposits.

24

In addition, if Morgan Stanley Wealth Management exercises its right to terminate your Account then all of your Fund shares will be sold.

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Plan of Distribution. Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions

Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gain distributions.

Each Fund declares and reinvests income dividends, on each day the NYSE is open for business, to shareholders of record as of 12:00 noon Eastern time the preceding day. These distributions are distributed (or credited to your account) no later than the last business day of each month. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the transfer agent, Morgan Stanley Services Company Inc. ("Transfer Agent"), at least five business days prior to the record date of the distributions.

Frequent Purchases and Redemptions

Because, as money market funds, each Fund's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of shares by Fund shareholders generally do not present risks for other shareholders of each Fund. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Funds' Board of Trustees applicable to other Morgan Stanley Funds are not applicable with respect to frequent purchases and

25

redemptions of each Fund's shares. However, frequent trading by Fund shareholders can disrupt management of each Fund and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market timing and we may bar shareholders who trade excessively from making further purchases for an indefinite period.

Tax Consequences

As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your income dividend distributions from Active Assets Money Trust are normally subject to federal and state income tax, as ordinary income, when they are paid whether you take them in cash or reinvest them in Fund shares. Income dividends distributions from Active Assets Government Securities Trust are normally subject to federal income tax, as ordinary income, and depending on your state's rules, such distributions attributable to interest earned on direct obligations of the U.S. Government may be exempt from state and local taxes.

Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. However, the alternative minimum tax consequences discussed in this paragraph do not apply with respect to interest paid on bonds issued after December 31, 2008 and before January 1, 2011 (including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009).

If a Fund makes any capital gain distributions, those distributions normally will be subject to federal and state income tax when they are paid, whether the shareholder receives them in cash or reinvests them in shares of a Fund. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund. Short-term capital gain distributions are taxed at ordinary income rates.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

26

Additional Information

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Funds) to certain affiliated or unaffiliated broker-dealers or other financial intermediaries or service providers in connection with the sale, distribution, marketing or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Funds over other investment options. Any such payments will not change the net asset value or the price of the Funds' shares. For more information, please see the Funds' SAI.

27

Active Assets Money Trust

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information for the years ended June 30, 2012 and June 30, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the three-year period ended June 30, 2010 have been audited by another independent registered public accounting firm.

For the Year Ended June 30,	2012		2011		2010^		2009^		2008^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	(1)	0.000	(1)	0.000	(1)	0.010		0.041
Less dividends from net investment income	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.000	)(1)	(0.010)		(0.041)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.01%		0.97%		4.20	%(3)
Ratios to Average Net Assets:
Net expenses	0.23	%(5)	0.26	%(5)	0.27	%(4)(5)	0.50	%(4)(5)	0.47%
Net investment income	0.01	%(5)	0.01	%(5)	0.01	%(4)(5)	1.17	%(4)(5)	4.23%
Supplemental Data:
Net assets, end of period, in millions	$6,509		$6,435		$1,950		$2,372		$4,602

^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The Adviser fully reimbursed the Fund for the loss incurred resulting from the disposal of an investment. Without this reimbursement, the total return was 4.05%.

(4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.02% and 0.04% for the year ended 2010 and 2009, respectively.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2012	0.42%	(0.18)%
June 30, 2011	0.47	(0.20)
June 30, 2010	0.55	(0.27)
June 30, 2009	0.53	1.14

28

Active Assets Tax-Free Trust

Financial Highlights (Continued)

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information for the years ended June 30, 2012 and June 30, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the three-year period ended June 30, 2010 have been audited by another independent registered public accounting firm.

For the Year Ended June 30,	2012		2011		2010^		2009^		2008^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.008		0.026
Less dividends from net investment income	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.008	)(2)	(0.026	)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.01%		0.79%		2.60%
Ratios to Average Net Assets:
Net expenses	0.14	%(3)(5)	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)
Net investment income	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in millions	$8,548		$8,684		$5,591		$7,160		$11,355

^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the year ended 2010 and 2009, respectively.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2012	0.41%	(0.26)%
June 30, 2011	0.43	(0.18)
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

(6)  Amount is less than 0.005%.

29

Active Assets California Tax-Free Trust

Financial Highlights (Continued)

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information for the years ended June 30, 2012 and June 30, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the three-year period ended June 30, 2010 have been audited by another independent registered public accounting firm.

For the Year Ended June 30,	2012		2011		2010^		2009^		2008^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.007		0.024
Less dividends and distributions from net investment income	(0.000	)(1)(2)	(0.000	)(1)	(0.000	)(1)	(0.007	)(2)	(0.024	)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.01%		0.66%		2.44%
Ratios to Average Net Assets:
Net expenses	0.14	%(3)(5)	0.25	%(3)(5)	0.25	%(3)(4)(5)	0.46	%(3)(4)(5)	0.50	%(3)
Net investment income	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.75	%(3)(4)(5)	2.26	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$2,194,449		$2,372,285		$1,447,175		$1,896,900		$3,309,720

^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.02% and 0.04% for the year ended 2010 and 2009, respectively.

(5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2012	0.50%	(0.35)%
June 30, 2011	0.54	(0.28)
June 30, 2010	0.57	(0.31)
June 30, 2009	0.54	0.67

(6)  Amount is less than 0.005%.

30

Active Assets Government Securities Trust

Financial Highlights (Continued)

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund's average net assets decrease over the Fund's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information for the years ended June 30, 2012 and June 30, 2011 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request. The financial highlights for each of the years in the three-year period ended June 30, 2010 have been audited by another independent registered public accounting firm.

For the Year Ended June 30,	2012		2011		2010^		2009^		2008^
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net Income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.007		0.035
Less dividends from net investment income	(0.000	)(1)(2)	(0.000	)(1)	(0.000	)(1)(2)	(0.007)		(0.035	)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.01%		0.01%		0.69%		3.60%
Ratios to Average Net Assets:
Net expenses	0.11	%(4)	0.18	%(4)	0.21	%(3)(4)	0.61	%(3)(4)	0.65%
Net investment income	0.01	%(4)	0.01	%(4)	0.01	%(3)(4)	0.83	%(3)(4)	3.60%
Supplemental Data:
Net assets, end of period, in millions	$184		$253		$154		$176		$390

^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  Amount is less than $0.001.

(2)  Includes capital gain distribution of less than $0.001.

(3)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.02% and 0.04% for the year ended 2010 and 2009, respectively.

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2012	0.70%	(0.58)%
June 30, 2011	0.68	(0.49)
June 30, 2010	0.73	(0.51)
June 30, 2009	0.72	0.72

31

Additional information about each Fund's investments is available in the Fund's Annual and Semiannual Report to Shareholders.

The Funds' Statement of Additional Information also provides additional information about the Funds. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of the Funds' Annual Report, Semiannual Report or Statement of Additional Information, to request other information about the Funds or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

You also may obtain information about each Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site.

Information about the Funds (including the Statement of Additional Information) can be viewed and copied at the SEC Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at: www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Funds' Investment Company Act File Nos. are:
Active Assets Money Trust	811-3159
Active Assets Tax-Free Trust	811-3162
Active Assets California Tax-Free Trust	811-6350
Active Assets Government Securities Trust	811-3165

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets — Money Trust
Tax-Free Trust
California Tax-Free Trust
Government Securities Trust

Four different Money Market Funds offered to investors who have certain accounts with Morgan Stanley Wealth Management

AAMPRO-00

Prospectus

October 31, 2012

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2012

Active Assets
Money Trust

Active Assets
Tax-Free Trust

Active Assets
California
Tax-Free Trust

Active Assets
Government
Securities Trust

Fund	Ticker Symbol
Active Assets Money Trust	AAMXX
Active Assets Tax-Free Trust	AATXX
Active Assets California Tax-Free Trust	AACXX
Active Assets Government Securities Trust	AAGXX

This Statement of Additional Information ("SAI") is not a prospectus. The Prospectus dated October 31, 2012 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund," and collectively, the "Funds") may be obtained without charge from the Funds at their address or telephone number listed below.

The Funds' audited financial statements for the fiscal year ended June 30, 2012, including notes thereto, and the report of the Funds' independent registered public accounting firm, are herein incorporated by reference from the Funds' Annual Reports to Shareholders. Copies of the Funds' Annual Reports to Shareholders must accompany the delivery of this SAI.

Active Assets Money Trust

Active Assets Tax-Free Trust

Active Assets California Tax-Free Trust

Active Assets Government Securities Trust

522 Fifth Avenue

New York, NY 10036

(800) 869-NEWS

TABLE OF CONTENTS

I.	History of the Funds	4
II.	Description of the Funds and Their Investments and Risks	4
	A. Classification	4
	B. Investment Strategies and Risks	4
	C. Investment Objectives/Policies/Investment Restrictions	22
	D. Disclosure of Portfolio Holdings	27
III.	Management of the Funds	29
	A. Boards of Trustees	29
	B. Management Information	30
	C. Compensation	40
IV.	Control Persons and Principal Holders of Securities	42
V.	Advisory and Other Services	43
	A. Adviser, Sub-Adviser and Administrator	43
	B. Principal Underwriter	45
	C. Services Provided by the Adviser, Sub-Adviser and Administrator	45
	D. Rule 12b-1 Plan	46
	E. Other Service Providers	49
	F. Codes of Ethics	49
	G. Proxy Voting Policy and Proxy Voting Record	49
	H. Revenue Sharing	49
VI.	Brokerage Allocation and Other Practices	50
	A. Brokerage Transactions	50
	B. Commissions	51
	C. Brokerage Selection	51
	D. Regular Broker-Dealers	52
VII.	Capital Stock and Other Securities	53
VIII.	Purchase, Redemption and Pricing of Shares	53
	A. Purchase/Redemption of Shares	53
	B. Offering Price	54
IX.	Taxation of the Funds and Their Shareholders	56
X.	Underwriters	59
XI.	Performance Data	59
XII.	Financial Statements	60
XIII.	Fund Counsel	60
	Appendix A. — Morgan Stanley Investment Management Proxy Voting Policy and Procedures	A-1

Glossary of Selected Defined Terms

The terms defined in this glossary are frequently used in this SAI (other terms used occasionally are defined in the text of the document).

"Administrator" or "Morgan Stanley Services" — Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Adviser.

"Adviser" — Morgan Stanley Investment Management Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

"Custodian" — State Street Bank and Trust Company

"Distributor" — Morgan Stanley Distribution, Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Financial Advisors" — Morgan Stanley authorized financial services representatives.

"Fund" — Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered/no-load open-end investment company.

"Independent Trustees" — Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Funds.

"Morgan Stanley & Co." — Morgan Stanley & Co. LLC, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Morgan Stanley Funds" — Registered investment companies for which the Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

"Sub-Adviser" — Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley.

"Transfer Agent" — Morgan Stanley Services Company Inc., a wholly-owned transfer agent subsidiary of Morgan Stanley.

"Trustees" — The Boards of Trustees of the Funds.

I. HISTORY OF THE FUNDS

Each Fund was organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of Active Assets California Tax-Free Trust, each Fund was organized on March 30, 1981. Active Assets California Tax-Free Trust was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

A. Classification

Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

Active Assets Money Trust —	high current income, preservation of capital and liquidity.
Active Assets Tax-Free Trust —	to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.
Active Assets California Tax-Free Trust —	to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.
Active Assets Government Securities Trust —	high current income, preservation of capital and liquidity.

B. Investment Strategies and Risks

The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' Prospectus titled "Principal Investment Strategies," "Principal Risks" and "Additional Information about the Funds' Investment Objectives, Strategies and Risks."

Repurchase Agreements. The Funds may invest in repurchase agreements. These agreements typically involve the acquisition by the Funds of debt securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand if applicable). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser and/or Sub-Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. With respect to Active Assets Government Securities Trust, such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency or instrumentality thereof. Active Assets Money Trust (but not Active

Assets Government Securities Trust) may invest in repurchase agreements backed by collateral other than that set forth above. Such collateral will be, at the time the repurchase agreement is entered into, rated investment grade. A Fund will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 5% of the Fund's net assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Adviser and/or Sub-Adviser, liquidity or other conditions warrant.

Variable Rate and Floating Rate Obligations. Each of the Funds may invest in variable rate and floating rate obligations. Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

When-Issued and Delayed Delivery Securities. From time to time, each of the Funds other than Active Assets Money Trust may purchase eligible portfolio securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also earmark cash or liquid assets or establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

Borrowing. Each Fund, except for Active Assets Government Securities Trust, has an operating policy, which may be changed by the Funds' Boards of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Should the Boards of Trustees remove this operating policy, the Funds would be permitted to borrow money from banks in accordance with the Investment Company Act or the rules and regulations promulgated by the United States Securities and Exchange Commission ("SEC") thereunder. Currently, the Investment Company Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. Each Fund will only borrow when the Adviser and/or Sub-Adviser believe that such borrowings will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. Each Fund will maintain asset coverage in accordance with the Investment Company Act.

Borrowing by the Funds creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Fund shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage also may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

With respect to Active Assets Government Securities Trust, the Fund will not borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

In general, the Funds may not issue any class of senior security, except that the Funds may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Funds will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, provided that the Funds earmark or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Loans of Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, each Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of each respective Fund. Each Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. Each Fund, other than Active Assets Government Securities Trust, may lend its portfolio securities up to 33 1/3% of the value of its total assets. Active Assets Government Securities Trust may lend its portfolio securities up to 10% of the value of its total assets.

Each Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receives a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but each Fund will retain the right to call any security in anticipation of a vote that the Adviser and/or Sub-Adviser deem material to the security on loan.

There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser and/or Sub-Adviser to be creditworthy and when, in the judgment of the Adviser and/or Sub-Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' Boards of Trustees. Each Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Investment Strategies and Risks Applicable to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust Only

Lease Obligations. Included within the revenue bonds category in which Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Industrial Development and Pollution Control Bonds. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

Taxable Securities. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest up to 20% of its total assets in taxable money market instruments including, with respect to Active Assets California Tax-Free Trust, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by Active Assets California Tax-Free Trust.

The types of taxable money market instruments in which Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the U.S. Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

Custodial Receipts. Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Funds are not considered to be the owner of the underlying securities held in the custodial account, the Funds may suffer adverse tax consequences. As a holder of custodial receipts, the Funds will bear their respective proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds.  Each of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed-rate coupon and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds, and may collapse the tender option bond trust, in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Funds' average portfolio maturity. There is a risk that the Funds may not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Investment Strategies and Risks Applicable to Active Assets Government Securities Trust Only

Reverse Repurchase Agreements. Active Assets Government Securities Trust may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.

Investment Strategies and Risks Applicable to Active Assets Money Trust Only

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporate debt obligations subject to any quality constraints set forth by the Rule under the Investment Company Act.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. New instruments and variations of asset-backed securities continue to be developed. The Fund may invest in any of these instruments or variations.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies of instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries or repossessed collateral may not, in some cases, be available to support payments on those securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Investment Strategies and Risks Applicable to Active Assets California Tax-Free Trust, Active Assets Money Trust and/or Active Assets Tax-Free Trust only

Investment Company Securities. Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including exchange-traded funds. Each Fund, except for Active Assets Government Securities Trust, may invest in investment company securities, including money market funds, as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from provisions of the Investment Company Act, as amended from time to time. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Fund's total assets in any one investment company, and no more than 10% in any combination of investment companies. To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

To the extent permitted by applicable law, each Fund may invest all or some of its short-term cash investments in money market funds advised or managed by the Adviser, Sub-Adviser or their affiliates. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests. This may result in a Fund bearing some additional expenses.

Private Placements and Restricted Securities. As a non-fundamental policy, which may be changed by the Trustees, each Fund, except for Active Assets Government Securities Trust, may invest up to 5% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable, including commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act. (With respect to these Funds, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Such securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. To the extent these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Funds to sell certain securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Funds may be required to bear the expenses of registration.

Rule 144A permits the above-listed Funds to sell restricted securities to qualified institutional buyers without limitation. The Adviser and/or Sub-Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 5% of a Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent a Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Investment Strategies and Risks Applicable to Active Assets California Tax-Free Trust only

Special Risk Considerations Relating to California Municipal Securities. As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in California municipal securities. The Fund's portfolio may include securities issued by the State of California (the "State"), by its various public bodies (the "Agencies") and/or by other municipal entities located within the State (securities of all such entities are referred to herein as "California municipal securities"). In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the State Treasurer's office. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. The information provided below is subject to change rapidly, substantially and without notice; and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State or its issuers since the date of its preparation. Any such change(s) may adversely affect the State's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected State financial situation, which in turn could hamper the Fund's yield.

The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to make full or timely payments of principal or interest or to remain solvent. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations in the event of default. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.

Recent downgrades of certain municipal securities insurers have negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Any perceived increased likelihood of default among municipal issuers may result in constrained liquidity, increased price volatility and credit downgrades of municipal issuers. Local and national market forces, such as declines in real estate prices and general business activity, may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain municipal issuers to repay their obligations. Municipal issuers may be unable to obtain additional financing through, or may pay higher interest rates on, new issues, which may reduce revenues available for municipal issuers to pay existing obligations. In addition, recent events have demonstrated that the lack of disclosure rules in this area can make it difficult for investors to obtain reliable information on the obligations underlying municipal securities. Adverse developments in the municipal securities market may negatively affect the value of all or a substantial portion of the Fund's municipal securities.

Additionally, an insolvent municipality may file for bankruptcy, as allowed by Chapter 9 of the Bankruptcy Code. This section provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. The reorganization of a municipality's debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund's investments. During the recent economic downturn, several California municipalities have filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future.

There can be no assurances that the State will not continue to face fiscal stress, that such circumstances will not become more difficult, or that other impacts of the current economic situation and the lingering effects from the recession will not further materially adversely impact the State's financial condition.

General Economic Conditions

California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. As a result, economic problems or factors that negatively impact these sectors may have a negative effect on the value of California municipal securities. The State's 2011 population of approximately 37.5 million represents about 12% of the total U.S. population. The State's population is highly concentrated in metropolitan areas.

California, like the rest of the nation, has experienced an uneven economic recovery from the severe economic downturn that began in late 2007. The economic downturn has resulted in sharp decreases in tax and other revenue, leaving California's budget with a projected deficit of $15.7 billion over fiscal years 2011-12 and 2012-13.

The slowdown was caused in large part by a dramatic downturn in the housing industry, with a drop in new home starts and sales from 2006 through 2009 and declines in average home sales prices in most of the State for 37 straight months ending in January 2010. The housing slump has been deeper in the State than most other parts of the nation, and declining prices and increasing subprime mortgage rates led to record mortgage delinquencies and home foreclosures. During the first five months of 2012, the median sales price of homes rose 1.6% from the same months of 2011. The number of California homes going into foreclosure dropped in the first quarter of 2012 to the lowest level in almost five years. However, notices of default remain much higher than historic norms.

Employment data over the recent period also reflect the difficult economy. Between June 2008 and June 2009, California lost nearly one million non-farm jobs. Although these losses moderated during the second half of 2009, the State's unemployment rate continued to rise in 2009 and 2010 until it reached a high of 12.4%. Although the State's unemployment rate has fallen, with the May 2012 unemployment rate at 10.8%, unemployment still remains high. In comparison, the national unemployment rate was 8.2% in May 2012.

Because of high unemployment and other factors resulting from a weak economy, California has faced a severe erosion of its tax base. California's personal income tax receipts declined in 2009 on a year-over-year basis for the first time since 1938. The decline was due to job losses as well as lower revenues from income and capital gains taxes, some of which are directly related to the stock market and may be adversely affected by the market's poor performance. Taxable sales slid dramatically between 2008 and early in 2009 but increased for eleven consecutive quarters through the first quarter of 2012. Although there are signs that the State's economy has begun to recover from the economic downturn, the Governor's proposed 2012-13 budget projects that baseline revenues will not return to 2007-08 levels until fiscal year 2014-15.

The economic forecasts of the State's Department of Finance, the Legislative Analyst's Office ("LAO"), and the State Controller are prepared using national economic activity forecasts; major national and California economic indicators; revenue estimates; legislative, judicial and administrative changes; and recent cash results.

General Risks

Many complex political, social and economic factors influence the State's economy and finances. Such factors may affect the State's budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the receipt of revenues below projections; (iii) a delay in or an inability of the State to implement budget solutions as a result of current or future litigation; (iv) an inability to implement all planned expenditure reductions; and (v) actions taken by the Federal government, including audits, disallowances, and changes in aid levels.

Recent market events have resulted in a high degree of uncertainty and volatility in the financial markets and overall economy. While market participants' original concerns centered on the subprime mortgage sector, these concerns have expanded to include a wide range of financial institutions, markets and sectors. In addition, inflationary pressures could come from various sources. Possible sources include rising energy and other commodity prices, lower productivity growth, a weaker dollar or tighter labor market. Higher inflation, in turn, might induce the Federal Reserve to raise its short term interest rate target, restraining economic growth. Additionally, a stronger dollar and weak global economy could negatively affect the State's export-related and tourism industries. On the other hand, greater than projected energy price declines or global growth could result in stronger economic growth. All these events could affect the State economy.

Such risks and uncertainties, if they were to materialize, could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

State Government

The State Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, the State's voters may directly influence State government through the initiative, referendum and recall processes. The Constitution provides for mechanisms through which it may be amended or revised.

Local Governments

The primary units of local government in California are the 58 counties, which range in population from approximately 1,102 in Alpine County to approximately 9.9 million in Los Angeles County.

Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also approximately 480 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIIIA to the State Constitution ("Proposition 13"), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. (The limitations include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such service, and providing that no fee may be charged for fire, police, or any other service widely available to the public.) Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

Subsequent to the adoption of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax revenue. During the recession of the early 1990s, the State Legislature eliminated most components of aid to local government entities; however, the Legislature also provided additional revenue sources, such as sales taxes, and reduced certain mandates for local services. The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 and Proposition 22 in 2010 dramatically changed the State-local fiscal relationship. These statutory and Constitutional changes implemented an agreement negotiated between the Governor and local government officials (the "state-local agreement") in connection with the 2004 Budget Act. One such change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was offset by an increase in the amount of property tax revenues they receive.

As part of the state-local agreement, voters at the November 2004 election approved Proposition 1A ("Proposition 1A of 2004"). Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales and VLF revenues as of November 3, 2004. The Amended 2009 Budget Act authorized the State to exercise its authority under Proposition 1A of 2004 to borrow an amount equal to about 8% of local property tax revenues, or $1.9 billion, which must be repaid within three years. State law was also enacted to create a securitization mechanism for local governments to sell their right to receive the State's payment obligations to a local government-operated joint powers agency ("JPA"). This JPA sold bonds in a principal amount of approximately $1.9 billion in November 2009 to pay the participating local governments their full property tax allocations when they normally would receive such allocations. Pursuant to Proposition 1A of 2004, the State is required to repay the local government borrowing (which in turn will be used to repay the bonds of the JPA) no later than June 30, 2013. The 2012 Budget Act includes $2.1 billion to fully retire this bonded indebtedness, to be paid from the General Fund.

Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004, completely prohibits any future borrowing by the State from local government funds, and generally prohibits the State Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process. The Proposition 1A of 2004 borrowing done as part of the Amended 2009 Budget Act is not affected by Proposition 22.

State Finances

The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond and other funds. The General Fund consists of revenues received by the State Treasury and is not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major tax revenue sources of the State.

The following is a summary of the State's major revenue sources:

•  Personal Income Tax. The California personal income tax is closely modeled after the federal income tax laws and accounts for a significant portion of General Fund tax revenues. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0% to 9.3%. The personal income tax is adjusted annually by the change in the consumer price index. Taxpayers may also be subject to an alternative minimum tax ("AMT"), which is similar to the federal AMT. In addition, Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxpayers with taxable income over $1 million in addition to the 9.3% rate. The proceeds of the tax surcharge are required to be used to expand county mental health programs. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations, which are linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for 14.8% of General Fund revenues and transfers in 2000-01. The 2012 Budget Act projects that capital gains will account for 5.4% of General Fund revenues and transfers in fiscal year 2011-12 and 7.2% in fiscal year 2012-13.

•  Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California and accounts for a significant portion of the General Fund tax revenues. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains, and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. As of July 1, 2012, the breakdown for the uniform statewide state and local tax rate of 7.25% was as follows (many local jurisdictions have voted additional sales taxes for local purposes): 3.9375% imposed as a State General Fund tax; 1.0625% dedicated to local governments for realignment purposes (Local Revenue Fund 2011); 0.5% dedicated to local governments for health and welfare program realignment (Local Revenue Fund); 0.5% dedicated to local governments for public safety services (Local Public Safety Fund); 1.0% local tax imposed under Uniform Local Sales and Use Tax Law (with 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use); and 0.25% deposited into the Fiscal Recovery Fund to repay the State's economic recovery bonds (the "special sales tax"). As discussed above, Proposition 22 supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources.

•  Corporation Tax. The State's corporation tax revenues are derived from the franchise tax, corporate income tax, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT, a tax on the profits of Sub-Chapter S corporations, and a fee imposed on limited liability companies, and accounts for a significant portion of the General Fund revenues.

•  Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax.

•  Estate Tax; Other Taxes. The California estate tax is based on the State death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The State estate tax was eliminated beginning in 2005 in conjunction with the phase out of the federal estate tax. After December 31, 2010, the federal estate tax was scheduled to be reinstated along with the State's estate tax. The federal Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010, however, made changes to the estate tax for 2011 and 2012. One of those changes was an extension of the elimination of the state estate tax credit for 2011 and 2012, which had been in effect since 2005.

Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

State Budget Process

The State's fiscal year begins on July 1 and ends on June 30 of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the State Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). State law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. During late spring, usually in May, the Department of Finance submits revised revenue and expenditure estimates for both the current and budget years to the Legislature. This update process is referred to as the May Revision, and the resulting updated budget is used as the basis for the final negotiations between the Governor and the Legislature to reach agreement on that year's Budget Act. On November 2, 2010, California voters approved Proposition 25, an initiative measure amending the State's Constitution to provide that a Budget Act must be approved by a majority (as opposed to two-thirds) vote of each House of the California Legislature.

Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.

The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

The Balanced Budget Amendment ("Proposition 58"), beginning with the budget for fiscal year 2004-2005, requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts certain future borrowing to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which

General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. For example, if after passage of the Budget Act the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called into special session to address this proposal. If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The Governor declared several such fiscal emergencies from 2008 through 2011 and called the Legislature into various special sessions to address budget shortfalls. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.

In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, restricted the use of State General Fund or special fund revenues, or otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues), Proposition 63 (imposing a 1% tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services) and Proposition 22, which completely prohibits any future borrowing by the State from local government funds.

Current State Budget

The Governor's proposed 2012-13 budget, released on January 5, 2012, proposed to solve an estimated $9.2 billion budget gap for fiscal years 2011-12 and 2012-13 with a combination of spending reductions and revenue solutions. This compared with an estimated budget gap of over $26 billion for fiscal years 2010-11 and 2011-12 at the time of the Governor's proposed 2011-12 budget.

The Governor's proposed 2012-13 budget also projected that the State would end fiscal year 2011-12 with a negative reserve of $1.7 billion, compared to a positive $543 million reserve estimated at the time of the 2011 Budget Act.

The Governor's proposed 2012-13 budget projected to end fiscal year 2012-13 with a $1.1 billion reserve. General Fund revenues and transfers for fiscal year 2012-13 were projected at $95.4 billion, and General Fund expenditures for fiscal year 2012-13 were projected at $92.6 billion. The Governor's proposed 2012-13 budget proposed a combined total of $10.3 billion of budget solutions for fiscal years 2011-12 and 2012-13. The solutions consisted of $4.2 billion of expenditure reductions (approximately 41.0% of the total solutions), $4.7 billion of revenue solutions (approximately 45% of the total solutions), and $1.4 billion of other solutions (approximately 14% of the total solutions).

Expenditure reductions included $2.0 billion of reductions in health and human services, which included $946.2 million in cuts relating to CalWORKs and $842.3 million in cuts relating to Medi-Cal (California's Medicaid program), and $1.3 billion in reductions in education, which included $544.4 million in cuts in Proposition 98 funding, $446.9 million in cuts in child care and $301.7 million in cuts in the Cal Grant Program.

On January 11, 2012, the LAO released its analysis of the Governor's proposed 2012-13 budget ("LAO Report"). In reaching its conclusions, the LAO performed an independent assessment of the outlook for California's economy, demographics, revenues, and expenditures. The LAO Report estimated that the State would have a $12.8 billion budget gap for fiscal years 2011-12 and 2012-13, which is $3.6 billion higher than the budget gap estimated in the Governor's proposed 2012-13 budget. The difference was due, in large part, to the Administration's higher estimates of General Fund revenues and transfers coming from personal income tax payments and lower estimates of spending.

The LAO Report stated that the Governor's proposed 2012-13 budget would move the State's budget closer to a balanced budget over the next several years. However, the LAO Report also expressed caution regarding the Governor's proposed 2012-13 budget due to certain risks, including its dependency on volatile personal income tax payments and voters approving tax increases in November 2012 (as discussed below).

On May 14, 2012, the Governor released the May Revision to the proposed 2012-13 budget (the "2012 May Revision"). At that time, the Governor estimated that the budget gap had increased from $9.2 billion to $15.7 billion. Including a target of a $1 billion reserve at the end of fiscal year 2012-13, the 2012 May Revision included $16.7 billion in budget solutions. The increase in the projected budget gap mainly resulted from lower revenue projections and an increase in the State's Proposition 98 minimum guarantee for schools and community colleges in fiscal year 2012-13. Accordingly, the 2012 May Revision included additional expenditure reductions and other budget-balancing actions.

Governor Brown signed a budget for fiscal year 2012-13 on June 25, 2012. The 2012 Budget Act closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13, and projected a $948 million reserve by June 30, 2013, for a total of $16.6 billion in solutions (including a combination of expenditure reductions, additional revenues, and other solutions, and assuming passage of the Governor's Initiative (as defined below) and no trigger cuts). General Fund revenues and transfers for fiscal year 2012-13 were projected at $95.9 billion, an increase of $9.1 billion compared with fiscal year 2011-12. General Fund expenditures for fiscal year 2012-13 were projected at $91.3 billion, an increase of $4.3 billion compared to the prior year. General Fund spending outside of Proposition 98 is projected to decline by $1.5 billion, or 2.8%, excluding a required one-time repayment of $2.1 billion the State borrowed from local governments in 2009. In approving the 2012 Budget Act, the Governor exercised his line-item veto power to reduce General Fund expenditures by approximately $129 million. The 2012 Budget Act also includes special fund expenditures of $39.4 billion and bond fund expenditures of $11.7 billion.

To achieve the proposed revenue solutions, Governor Brown sponsored an initiative measure and collected enough signatures to place Proposition 30 on the November 2012 election ballot (the "Governor's Initiative"). If adopted, it would place into the State Constitution the current statutory provisions transferring 1.0625% of State sales taxes to local governments to fund the "realignment" program for many services. The second part of this measure would provide temporary increases in personal income tax rates for high-income taxpayers for seven years and a temporary increase in the State sales tax rate for four years, and would specify that the additional revenues will support K-14 public schools and community colleges as part of the Proposition 98 guarantee. The Governor's Initiative is projected to raise total revenues by an estimated $8.5 billion, but only provide $5.6 billion of additional General Fund resources since Proposition 98 would require additional funds to K-14 schools and colleges.

Trigger Mechanism for Revenue Shortfall

The 2012 Budget Act recognized the potential risk to the State's fiscal condition if the new revenues contained in the Governor's Initiative are not implemented by including a "trigger mechanism" to provide $6 billion in automatic expenditure reductions that would go into effect on January 1, 2013 if the Governor's Initiative is not approved by voters in November or if its new tax rates do not become operative. These trigger cuts include approximately $5.4 billion from Proposition 98 spending, $250 million each from the University of California and California State University systems, and approximately $97.6 million from other agencies.

Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

The deterioration of the State's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, downgrade and bankruptcy, and also heightens the risk that the prices of California municipal securities, and the Fund's yield, will experience greater volatility. In addition, several ratings agencies have downgraded California's general obligation bond rating in recent years. Further downgrades could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund's yield.

The above discussion of the fiscal year 2012-13 budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

State Indebtedness and Other Obligations

The State Treasurer is responsible for the sale of most debt obligations of the State and its various authorities and agencies. Current State debt obligations include:

•  General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund.

Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of July 1, 2012, the State had outstanding approximately $80.1 billion aggregate principal amount of long-term general obligation bonds, of which approximately $73.1 billion were payable primarily from the General Fund and approximately $7.0 billion were "self-liquidating" bonds payable first from other special revenue funds. As of July 1, 2012, there were unused voter authorizations for the future issuance of approximately $34.4 billion of long-term general obligation bonds, some of which may be first issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion is for general obligation bonds payable first from other revenue sources. A ballot measure is scheduled to be submitted to the voters at the statewide election in November 2014 (rescheduled from 2012) to approve the issuance of approximately $11.14 billion in general obligation bonds for a wide variety of purposes relating to improvement of the State's water supply systems, drought relief, and groundwater protection. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by the Legislature or placed on the ballot through the initiative process.

S&P and Moody's assign ratings to California's long-term general obligation bonds. The ratings of S&P and Moody's represent their opinions as to the quality of the municipal bonds they rate. The ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yields. As of October 10, 2012, the State's general obligation bonds were rated A- and A1 by S&P and Moody's, respectively. These ratings reflect downgrades by the rating agencies through 2009 and early 2010. The agencies cited the State's fiscal imbalance and continued inability to achieve timely agreement on budgetary and cash flow solutions and the State's financial crisis as factors in their decisions. The State has one of the lowest bond ratings of any state.

The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California further deteriorate, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

There can be no assurance that such ratings will be maintained in the future. The State's credit rating, and any future revisions or withdrawal of that credit rating, could have a negative effect on the market price of the State's general obligation bonds, as well as notes and bonds issued by California's public authorities and local governments. Lower credit ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, a downgrade or withdrawal can negatively impact the marketability and price of securities in the Fund's portfolio, which could negatively impact the Fund's yield.

•  Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. The State entered into new agreements in December 2011 with multiple banks to restructure the commercial paper program. A total of $1.649 billion of commercial paper is now authorized. As of July 1, 2012, approximately $10.1 million of commercial paper notes was outstanding.

•  Lease-Revenue Obligations. In addition to general obligation bonds, the State has acquired and constructed capital facilities through the use of lease-revenue borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issued bonds to pay for the construction of facilities, such as office buildings, university buildings, courthouses or correctional institutions. These facilities are leased to a State agency, the California State University, the University of California or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease-revenue bonds. Certain of the lease-revenue financings are supported by special funds rather than the General Fund. The State had approximately $11.3 billion lease-revenue obligations outstanding as of July 1, 2012. The State Public Works Board, which is authorized to sell lease-revenue bonds, had approximately $7.8 billion authorized and unissued as of July 1, 2012. In addition, the State is authorized to issue up to $5 billion in lease-revenue financing for court construction, none of which has been sold to date.

•  Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users or local governments of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had approximately $57.6 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2012.

•  Build America Bonds. In February 2009, the U.S. Congress enacted certain new municipal bond provisions as part of the American Recovery and Reinvestment Act (the "ARRA"). One provision of the ARRA allows municipal issuers such as the State to issue Build America Bonds ("BABs") for new infrastructure investments. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay the issuer an amount equal to 35% of the interest cost on any BABs issued during 2009 and 2010. This results in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The BAB subsidy payments from general obligation bonds are General Fund revenues to the State, while subsidy payments for lease -revenue bonds are deposited into a fund which is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the Internal Revenue Service as a refund of a tax credit and such refund may be offset by the Department of the Treasury by any liability of the State payable to the federal government. As of July 1, 2012, the State has received all BABs cash subsidy payments to which it has been entitled, without offset.

Starting in April 2009 and through December 2010, the State issued a significant amount of BABs, including approximately $13.5 billion of BAB general obligation bonds and $551 million of BAB State Public Works Board lease-revenue bonds. The BABs program expired at the end of 2010. Although federal legislative proposals have been made from time to time which would provide for future issuance of BABs (although at lower subsidy rates), none have been enacted into law.

•  Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters on March 2, 2004. Proposition 57 authorized the issuance of up to $15 billion in economic recovery bonds ("ERBs") to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sale and use tax that became effective July 1, 2004. In addition, the ERBs are secured by the State's full faith and credit; however, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

The entire authorized amount of ERBs was issued in three sales, in May and June 2004 and in February 2008. No further ERBs can be issued under Proposition 57, except for refunding bonds. The State issued refunding ERBs in 2009 to restructure the program in response to a drop in taxable sales caused by the recent recession and in 2011 for debt servicing savings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) fifty percent of each annual deposit, up to $5 billion in the aggregate, of deposits in the Budget Stabilization Account ("BSA") created by the California Balanced Budget Act. As of July 1, 2012, funds from these sources have been used for early retirement of approximately $5.0 billion of bonds during fiscal years 2005-06 through 2011-12, including $1.495 billion which was transferred from the BSA in fiscal year 2006-07 ($472 million) and fiscal year 2007-08 ($1.023 billion). As of July 1, 2012, a total of approximately $8.2 billion of ERBs has been retired, leaving a principal balance of approximately $5.8 billion.

The Governor suspended the BSA transfers in each of fiscal years 2008-09 through 2012-13 due to the condition of the General Fund.

•  Tobacco Settlement Revenue Bonds. In 1998 the State signed a settlement agreement (the "Master Settlement Agreement" or "MSA") with the four major cigarette manufacturers (the "participating manufacturers" or "PMs"). Under the MSA, the PMs agreed to make payments to the State in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the participating manufacturers will be paid to the State and half to local governments. The specific amount to be received by the State and local governments is subject to adjustment. The MSA requires reduction of the participating manufacturers' payments for decreases in cigarette shipment volumes by the participating manufacturers, payments owed to certain "Previously Settled States" and certain other types of offsets. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

State law enacted in 2002 (the "Tobacco Securitization Law") authorized the establishment of a special purpose trust to purchase the tobacco assets and to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. Legislation in 2003 amended the Tobacco Securitization Law to authorize a "back-up state guarantee" that requires the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second 2003 sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient. The Legislature is not obligated to make any General Fund appropriation.

In 2003, two separate sales of these assets financed with revenue bonds (the "2003 Bonds") produced about $4.75 billion in proceeds which were transferred to the General Fund. In 2005 and 2007, the State refunded all of the original 2003 Bonds, generating additional proceeds of approximately $1.783 billion, which were also transferred to the General Fund. The back-up state guarantee was applied to only the second 2003 sale of bonds and was continued when those bonds were refunded in 2005 (the "2005 Refunding Bonds"). The back-up state guarantee only applies to the $3.14 billion of 2005 Refunding Bonds.

The MSA provides for a potential reduction to the PMs' payments under specified conditions relating to the loss of market share to non-participating manufacturers ("NPMs"). This potential reduction is called an "NPM adjustment." The State disputes the PMs' right to an NPM adjustment for any year. The MSA also allows the PMs to withhold any portion of their annual payments that is disputed, until such time as the dispute is resolved. Since 2006, the annual amount of revenues received by the State has incurred some level of withholding based on the PMs' assertion of their right to receive an NPM adjustment.

For the second time since the bonds were issued, in part due to the NPM adjustments and declining consumption, the reserve funds of each series of bonds may be used to make the required debt service interest payment due in December 2012. If, in any future year tobacco settlement revenues are less than required debt service payments in such year, additional draws on the reserve funds of each series of bonds will be required. Future revenues in excess of debt service requirements, if any, will be used to replenish the reserve funds of the bonds. The State General Fund is not obligated to replenish the reserve funds.

The State Attorney General is pursuing, in a multi-state arbitration proceeding, a determination to compel the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA. No assurance can be given that tobacco settlement revenues will not be adversely affected by an adverse ruling in the arbitration proceeding or a settlement of such proceeding.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the 2005 Refunding Bonds, the State covenanted to request the State Legislature for a General Fund appropriation in the event tobacco settlement revenues fall short and other available amounts, including the reserve funds, are depleted.

•  Flood Litigation Settlement. In 2005, the State settled a lawsuit arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided for the State to make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the Legislature. The Legislature has included the required annual installment in each budget act since the settlement was approved. This matter is not treated as a "debt" of the State for any legal or Constitutional purposes. The 2012 Budget Act includes $47.7 million for the required annual installment.

•  Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs including each fiscal year from 2004-05 to 2012-13. By law, revenue anticipation notes ("RANs") must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State may issue revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay Priority Payments. "Priority Payments" are payments as and when due to: (i) support the public school system and public institutions of higher education; (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the State; (iii) reimburse local governments for certain reductions in ad valorem property taxes or make required payments for borrowings secured by such repayment obligation; (iv) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom; and (v) pay State employees' wages and benefits, State payments to pension and other State employee benefit trust funds, State Medi-Cal claims, lease payments to support lease-revenue bonds, and any amounts determined by a court of competent jurisdiction to be required by federal law or the State Constitution to be paid with State warrants that can be cashed immediately. The State issued $6.4 billion of RANs in fiscal year 2011-12 as part of its cash management program, including $1.0 billion on February 22, 2012, which were repaid on June 28, 2012.

Since 2006, a significant amount of new general obligation bonds, lease-revenue bonds and Proposition 1A bonds have been authorized by voters and/or the Legislature. These authorizations led to a substantial increase in the amount of General Fund-supported debt outstanding, from approximately $44.9 billion as of July 1, 2006 to $86.3 billion as of July 1, 2012, while still leaving current authorized and unissued bonds of approximately $40.9 billion.

In 2009 and 2010, over $35 billion of new money general obligation bonds, lease-revenue bonds and Proposition 1A bonds were sold. Following the record bond issuance levels in 2009 and 2010, bond issuance for new money general obligation bonds has substantially decreased as departments work to manage their existing bond cash balances. In 2011 and the first half of 2012, $6.3 billion of new money general obligation and lease-revenue bonds were sold. In addition, $4.2 billion of refunding general obligation and lease-revenue bonds were sold. Based on State Department of Finance projections as of the 2012 Budget Act, approximately $6.0 billion of new money general obligation bonds and approximately $1.2 billion of lease-revenue bonds will be issued in fiscal year 2012-13. The State also expects to issue refunding bonds as market conditions warrant.

With the weakness in General Fund revenues resulting from the economic downturn and the anticipated delay in issuances of authorized but unissued new bond sales, the ratio of debt service on general obligation, lease-revenue, and Proposition 1A bonds supported by the General Fund to annual General Fund revenues and transfers (General Fund Debt Ratio) can be expected to increase in future years. Based on the revenue estimates contained in the 2012 Budget Act and bond issuance estimates discussed above, the General Fund Debt Ratio is estimated to equal approximately 8.97% in fiscal year 2012-13.

Litigation

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent financial statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund.

Other Considerations

On August 2, 2011, President Barack Obama signed the Budget Control Act of 2011 ("BCA"), which requires the federal government to reduce expenditures by over $2 trillion over the next ten years. Since the specifics of the federal reductions have yet to be identified, a detailed assessment of the BCA's impact on the State cannot be made. However, since the State currently receives a significant amount each year in federal funds, some impact is expected.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. The State's and municipal issuers' outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

California State Tax Considerations. To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local government obligations or in U.S. government obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations which would be exempt from California tax if held by an individual and (ii) designated by the Fund as exempt-interest dividends in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes.

Because, unlike federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the fund and regardless of whether the distribution is received in additional shares or in cash. In addition, unlike federal law, the shareholders of the Fund will not be subject to California personal income tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may, depending on the frequency of the Fund's distributions, be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise tax for corporate shareholders. In addition, distributions from investment income and capital gains may be subject to state taxes in states other than California, and to local taxes.

C. Investment Objectives/Policies/Investment Restrictions

Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities.

In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund and (b) a "taxable security" is any security the interest on which is subject to federal income tax.

Active Assets Money Trust

Active Assets Money Trust will:

1. Seek high current income, preservation of capital and liquidity.

Active Assets Money Trust will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

3. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

4. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Underwrite securities of other issuers.

8. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, Active Assets Money Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Invest more than 5% of its net assets or such other amount as may be permitted by SEC guidelines in illiquid securities, including restricted securities that have been deemed illiquid.

(d) Write, purchase or sell puts, calls, or combinations thereof.

Active Assets Money Trust has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets not including the amount borrowed).

Active Assets Tax-Free Trust

Active Assets Tax-Free Trust will:

1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

Active Assets Tax-Free Trust will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or to investments in bank obligations.

3. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

4. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provision of the Investment Company Act, as amended from time to time.

8. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, Active Assets Tax-Free Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Write, purchase or sell puts, calls, or combinations thereof.

Active Assets Tax-Free Trust has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

Active Assets California Tax-Free Trust

Active Assets California Tax-Free Trust will:

1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Active Assets California Tax-Free Trust will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

3. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

8. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, Active Assets California Tax-Free Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest in assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Write, purchase or sell puts, calls, or combinations thereof.

Active Assets California Tax-Free Trust has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets not including the amount borrowed).

Active Assets Government Securities Trust

Active Assets Government Securities Trust will:

1. Seek high current income, preservation of capital and liquidity.

Active Assets Government Securities Trust will not:

1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds.

2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin.

5. Write or purchase put or call options.

6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale.

7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests.

8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements.

9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities.

10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

With respect to the above restrictions, "investments in bank obligations" refer to obligations of U.S.-regulated banks (including domestic branches of foreign banks).

D. Disclosure of Portfolio Holdings

The Funds' Board of Trustees and the Adviser and Sub-Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser and Sub-Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Funds' and the Adviser's and the Sub-Adviser's fiduciary duties to Fund shareholders. In no instance may the Adviser, Sub-Adviser or the Funds receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Funds. Consideration includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser, Sub-Adviser or their affiliates. Non-public information concerning portfolio holdings may be divulged to third-parties only when the Funds have a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

In order to comply with amendments to Rule 2a-7, information concerning each Fund's portfolio holdings, as well as its daily weighted average portfolio maturity and weighted average life, is posted on its public website five business days after the end of each month. Also, each Fund provides more detailed portfolio holdings information to the SEC on Form N-MFP within five business days after the end of each month. The SEC makes Form N-MFP filings publicly available on its website two months after the filing and a link to the SEC filing is posted on the Funds' website.

The Funds provide a complete schedule of portfolio holdings for the second and fourth fiscal quarters in their semiannual and annual reports, and for the first and third fiscal quarters in their filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Funds may make selective disclosure of non-public portfolio holdings pursuant to certain exemptions set forth in the Policy. Third-parties eligible for exemptions under the Policy and therefore eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities or related derivative securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third-party pursuant to an exemption unless and until the third-party recipient has entered into a non-disclosure agreement with a Fund and the arrangement has been reviewed and approved, as set forth in the Policy and discussed below. In addition, persons who owe a duty of trust or confidence to a Fund or the Adviser may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) a Fund's independent registered public accounting firm (as of the Fund's fiscal year-end and on an as needed basis), (ii) counsel to a Fund (on an as needed basis), (iii) counsel to the independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

The Adviser and Sub-Adviser may provide interest lists to broker-dealers who execute securities transactions for the Funds without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser, Sub-Adviser or their affiliates (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of a Fund in exchange for their pro rata share of the securities held by that Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of a Fund up to seven calendar days prior to making the redemption request provided that they represent in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Funds may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Funds may disclose portfolio holdings to transition managers, provided that the Funds have entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or each Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)
BlackRock Financial Management Inc.(*)	Complete portfolio holdings	Daily basis	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately six business days after month end
Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end
Consultants and Analysts
Citigroup(*)	Complete portfolio holdings	Monthly and quarterly basis, respectively(5)	At least one day after month/quarter end
Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Gallagher Fiduciary Partners(*)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)  The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)  Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)  Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)  This information will also be provided upon request from time to time.

(6)  Complete portfolio holdings will also be provided upon request from time to time.

All disclosures of non-public portfolio holdings information made to third-parties pursuant to the exemptions set forth in the Policy must be reviewed by Morgan Stanley Investment Management's ("MSIM") Legal and Compliance Division and approved by the Head of the Long-Only Business of MSIM. Disclosures made to third-parties in connection with (i) broker-dealer interest lists; (ii) shareholder in-kind distributions; (iii) attribution analyses; or (iv) transition managers are pre-approved for purposes of the Policy. In addition, the following categories of third-parties that may receive non-public portfolio holdings information are also pre-approved provided that they enter into non-disclosure agreements (as discussed above) (i) fund rating agencies; (ii) information exchange subscribers; (iii) consultants and analysts (including defined benefit and defined contribution plan sponsors, and variable annuity providers); (iv) portfolio analytics providers; and (v) service providers. The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) at the next regularly scheduled meeting (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new nondisclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

III. MANAGEMENT OF THE FUNDS

A. Boards of Trustees

General.  The Boards of Trustees of each of the Funds (collectively, the "Board") oversees the management of each Fund, but does not itself manage each Fund. The Trustees review various services provided by or under the direction of the Adviser and/or Sub-Adviser to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

Trustees and Officers. The Board of Trustees of Active Assets Government Securities Trust consists of five Trustees. The Board of Trustees of Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP. Nine Trustees in the case of Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust and all of the Trustees in the case of Active Assets Government Securities Trust have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other Trustee (the "Interested Trustee") is affiliated with the Adviser.

Board Structure and Oversight Function. The Board's leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of each Fund between meetings.

The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of each Fund's activities and associated risks. The Board of Trustees has established four standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. The Audit Committee and the Governance Committee are comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of each Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Trustees and the Committees."

Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of each Fund's affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to each Fund. In addition, appropriate personnel, including but not limited to each Fund's Chief Compliance Officer, members of each Fund's administration and accounting teams, representatives from each Fund's independent registered public accounting firm, each Fund's Treasurer, portfolio management personnel and independent valuation and brokerage valuation service providers, make regular reports regarding each Fund's activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class. The Board's committee structure allows separate committees to focus on different aspects of risk and the potential impact it has on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Fund officers also communicate with the Trustees regarding material exceptions and items relevant to the Board's risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect each Fund, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect each Fund. Moreover, the Board recognizes that it may be necessary for each Fund to bear certain risks (such as investment risks) to achieve its investment objective.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to each Fund and engages in discussions with appropriate parties relating to each Fund's operations and related risks.

B. Management Information

Independent Trustees. Each Fund seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of each Fund. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing each Fund and protecting the interests of shareholders. Information about each Fund's Governance Committee and Board of Trustees nomination process is provided below under the caption "Independent Trustees and the Committees."

The Independent Trustees of each Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2011) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP) (the "Morgan Stanley Funds").

Independent Trustees†:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman (67)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

102

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Member of the American Lung Association's President's Council.

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael Bozic (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				104	Director of various business organizations.
Kathleen A. Dennis (59)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.
Dr. Manuel H. Johnson (63) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction).

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Joseph J. Kearns (70) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.
Michael F. Klein (53)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (76) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Boards and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
W. Allen Reed (65)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (80) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Funds, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2011) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee†:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrants†	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee**
James F. Higgins (64)† c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

†  Frank L. Bowman, Kathleen A. Dennis, James F. Higgins, Michael F. Klein and W. Allen Reed do not serve on the Board of Active Assets Government Securities Trust.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2010

President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of the Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (39) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997).
Francis J. Smith (47) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).
Mary E. Mullin (45) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  Each Officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of each of the Funds: Joanne Antico, Joseph C. Benedetti, Daniel E. Burton, Tara A. Farrelly and Edward J. Meehan.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in each of the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2011, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Funds (As of December 31, 2011)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2011)
Independent
Frank L. Bowman(1)	None	over $100,000
Michael Bozic	over $100,000(2)	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	None	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed(1)	None	over $100,000
Fergus Reid(1)	None	over $100,000
Interested
James F. Higgins	over $100,000(3)	over $100,000

(1)  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Morgan Stanley Funds (or portfolio thereof) that are offered as investment options under the plan.

(2)  Active Assets Tax-Free Trust.

(3)  Active Assets Money Trust.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of each Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of each Fund.

Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has five committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the retail Morgan Stanley Funds have a Rule 12b-1 plan.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and reviewing the valuation process. Each Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee for Active Assets Government Securities Trust are Joseph J. Kearns and Michael E. Nugent. The members of the Audit Committee for Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Funds' Audit Committee is an "interested person," as defined under the Investment Company Act, of each Fund (with such disinterested Trustees being "Independent Trustees" or individually, "Independent Trustee"). Each Independent Trustee is also "independent" from the Fund under the listing standards of the New York Stock Exchange, Inc. ("NYSE"). The Chairperson of the Audit Committee of each Fund is Joseph J. Kearns.

The Board of Trustees also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Funds' Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Funds' Board with respect to Board composition, procedures and committees, develops and recommends to the Funds' Board a set of corporate governance principles applicable to the Funds, monitors and makes recommendations on corporate governance matters and policies and procedures of the Funds' Board of Trustees and any Board committees and oversees periodic evaluations of the Funds' Board and its committees. All members of the Governance Committee are Independent Trustees. Fergus Reid is a member of the Governance Committee for Active Assets Government Securities Trust. The members of the Governance Committee for Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust are Kathleen A. Dennis, Michael F. Klein and Fergus Reid. The Chairperson of the Governance Committee is Fergus Reid.

The Funds do not have a separate nominating committee. While the Funds' Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Boards of Trustees of the Funds believe that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, the Independent Trustees for Active Assets Government Securities Trust (Michael Bozic, Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid) and the Independent Trustees for Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participate in the election and nomination of candidates for election as Independent Trustees for the Funds. Persons recommended by the Funds' Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Funds, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of each Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Funds' Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Funds and the Board. The Compliance and Insurance Committee of Active Assets Government Securities Trust consists of Michael Bozic, James F. Higgins and Manuel H. Johnson. With respect to Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust, the Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. With respect to Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust, the Compliance and Insurance Committee has an Insurance Sub-Committee to

review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of each Fund. The Investment Committee also recommends to the Board to approve or renew the Funds' Advisory and Administration Agreements. All members of each Fund's Board serve on the Investment Committee. The Chairperson of the Investment Committee is Manuel H. Johnson.

With respect to Active Assets Money Trust, Active Assets California Tax-Free Trust and Active Assets Tax-Free Trust, the Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

(1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

The Boards formed the Closed-End Fund Committee to consider a range of issues unique to closed-end funds. The Closed-End Fund Committee consists of Michael E. Nugent, W. Allen Reed and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Closed-End Fund Committee is Michael E. Nugent.

During each Fund's fiscal year ended June 30, 2012, the Board of Trustees held the following meetings:

Board of Trustees	9
Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5

Experience, Qualifications and Attributes

The Board has concluded, based on each Trustee's experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee, and as a Director of BP p.l.c. and Naval and Nuclear Technologies LLC. Mr. Bowman also serves as a Director for the Armed Services YMCA of the USA, the Naval Submarine League and the American Shipbuilding Suppliers Association. Mr. Bowman is also a member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board. Mr. Bowman retired as an Admiral in the U.S. Navy, after serving over 38 years on active duty including eight years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel (1994-1996), where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy, and on the Joint Staff as Director of Political Military Affairs (1992-1994). In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officer de l'Orde National du Mérite from the French Government, and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

With over 20 years of experience on the boards and in senior management of such companies as Kmart Corporation, Levitz Furniture Corporation, Hills Department Stores and Sears Merchandise Group of Sears, Roebuck & Co., where he also served as Chief Financial Officer of the Merchandise Group, and with over 15 years of experience as a Director or Trustee of certain other funds in the Fund Complex, Mr. Bozic has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Bozic has served as the Chairperson of the Compliance and Insurance Committee since 2006.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for nearly 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for fourteen years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a director of Electro Rent Corporation and The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President of Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director of Aetos Capital, LLC and as Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his almost 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee, Chairperson of the Closed-End Fund Committee and Chairperson of the Morgan Stanley Funds. Mr. Nugent also has experience as a General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares Inc. and his service as Trustee and Director of other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his positions as Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a Trustee and Director of certain investment companies in the JPMorgan Funds complex and as a Director or Trustee of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also serves on the boards of other companies in the financial services industry, including AXA Financial, Inc. and The Equitable Life Assurance Society of the United States.

The Trustees' principal occupations during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Trustees for the Morgan Stanley Funds. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Funds.

Trustee and Officer Indemnification. Each Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, each Fund's Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of each Fund.

Shareholder Communications.  Shareholders may send communications to the Funds' Board of Trustees. Shareholders should send communications intended for the Funds' Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Funds' office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Funds not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. Compensation

Each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $210,000 for serving as a Trustee of the Morgan Stanley Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $78,750 and the Investment Committee Chairperson receives an additional annual retainer fee of $63,000. Other Committee and, effective January 1, 2012, Sub-Committee Chairpersons receive an additional annual retainer fee of $31,500. Prior to January 1, 2012, each Sub-Committee Chairperson received an annual retainer fee of $15,750. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Morgan Stanley Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $420,000 for his services as Chairperson of the Boards of the Morgan Stanley Funds and for administrative services provided to each Board.

Each of the Funds also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Funds who are employed by the Adviser receive no compensation or expense reimbursement from the Funds for their services as Trustee.

Effective April 1, 2004, each of the Funds began a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, certain Morgan Stanley Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to the Funds' Trustees from each of the Funds for the fiscal year ended June 30, 2012 and the aggregate compensation payable to each of the Funds' Trustees by the Fund Complex (which includes all of the Morgan Stanley Funds) for the calendar year ended December 31, 2011.

Compensation(1)

Name of Independent Trustee	Aggregate Compensation from Active Assets Money Trust(2)	Aggregate Compensation from Active Assets Tax-Free Trust(2)	Aggregate Compensation from Active Assets California Tax-Free Trust(2)	Aggregate Compensation from Active Assets Government Securities Trust†(2)	Total compensation from the Fund Complex(3)
Frank L. Bowman†	$15,502	$21,040	$5,522	N/A	$225,750
Michael Bozic	15,517	21,064	5,530	$438	241,500
Kathleen A. Dennis†	15,502	21,040	5,522	N/A	225,750
Manuel H. Johnson	17,541	23,811	6,252	495	273,000
Joseph J. Kearns(2)	18,552	25,184	6,612	524	306,750
Michael F. Klein†	15,502	21,040	5,522	N/A	225,750
Michael E. Nugent	26,983	36,629	9,617	762	420,000
W. Allen Reed(2)†	15,499	21,035	5,521	N/A	225,750
Fergus Reid	15,517	21,064	5,530	438	259,500
Name of Interested Trustee
James F. Higgins†	13,518	18,350	4,818	N/A	210,000

(1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

(2)  The amounts shown in these columns represent the aggregate compensation before deferral with respect to each Fund's fiscal year. The following Trustees deferred compensation from each Fund during the fiscal year ended June 30, 2012: Active Assets Money Trust: Mr. Kearns, $1,757; Mr. Reed, $15,499; Active Assets Tax-Free Trust: Mr. Kearns, $2,406; Mr. Reed, $21,035; Active Assets California Tax-Free Trust: Mr. Kearns, $646; Mr. Reed $5,521; Active Assets Government Securities Trust: Mr. Kearns, $69.

(3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2011 before deferral by the Trustees under the DC Plan. As of December 31, 2011, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plan was $532,157, $674,903 and $523,935, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

†  Messrs. Bowman, Higgins, Klein, Reed and Ms. Dennis do not serve on the Board of Active Assets Government Securities Trust.

Prior to December 31, 2003, 49 of the Morgan Stanley Funds (the "Adopting Funds"), including each of the Funds, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each of the Funds for the fiscal year ended June 30, 2012 and by the Adopting Funds for the calendar year ended December 31, 2011, and the estimated retirement benefits for the Independent Trustees, from the

Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Active Assets Money Trust

	Retirement benefits accrued as fund expenses		Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund	By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$930	$42,107	$967	$43,940
Manuel H. Johnson	658	30,210	1,420	64,338
Michael E. Nugent	149	6,805	1,269	57,539

Active Assets Tax-Free Trust

	Retirement benefits accrued as fund expenses		Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund	By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$930	$42,107	$967	$43,940
Manuel H. Johnson	658	30,210	1,420	64,338
Michael E. Nugent	149	6,805	1,269	57,539

Active Assets California Tax-Free Trust

	Retirement benefits accrued as fund expenses		Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund	By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$930	$42,107	$967	$43,940
Manuel H. Johnson	683	30,210	1,420	64,338
Michael E. Nugent	154	6,805	1,269	57,539

Active Assets Government Securities Trust

	Retirement benefits accrued as fund expenses		Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By the Fund	By all Adopting Funds	From the Fund	From all Adopting Funds
Michael Bozic	$930	$42,107	$967	$43,940
Manuel H. Johnson	658	30,210	1,420	64,338
Michael E. Nugent	149	6,805	1,269	57,539

(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following owned beneficially or of record 5% or more of the outstanding shares of Active Assets Money Trust as of October 1, 2012: Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311 — 100.00%.

The following owned beneficially or of record 5% or more of the outstanding shares of Active Assets Tax-Free Trust as of October 1, 2012: Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311 — 100.00%.

The following owned beneficially or of record 5% or more of the outstanding shares of Active Assets California Tax-Free Trust as of October 1, 2012: Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311 — 100.00%.

The following owned beneficially or of record 5% or more of the outstanding shares of Active Assets Government Securities Trust as of October 1, 2012: Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311 — 100.00%.

The percentage ownership of shares of the Funds change from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

As of the date of this SAI, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of each Fund's shares of beneficial interest outstanding.

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. Adviser, Sub-Adviser and Administrator

The Adviser to each Fund is Morgan Stanley Investment Management Inc., a Delaware corporation, whose address is 522 Fifth Avenue, New York, NY 10036. The Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation traded on the NYSE under the symbol "MS." Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

The Sub-Adviser for each of Active Assets Money Trust and Active Assets Government Securities Trust is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, whose address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

Pursuant to an Investment Advisory Agreement (the "Investment Advisory Agreement") with the Adviser, each Fund has retained the Adviser to manage and/or oversee the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Adviser monthly compensation calculated daily by applying the following annual rates to the average daily net assets of the Fund determined as of the close of each business day.

With respect to Active Assets California Tax-Free Trust and Active Assets Government Securities Trust, the annual rates to the daily net assets are:

•  0.45% of the daily net assets not exceeding $500 million;

•  0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;

•  0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;

•  0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

•  0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

•  0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

•  0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and

•  0.20% of the daily net assets exceeding $3 billion.

With respect to Active Assets Money Trust, the annual rates to the daily net assets are:

•  0.45% of the daily net assets not exceeding $250 million;

•  0.375% of the daily net assets exceeding $250 million but not exceeding $750 million;

•  0.325% of the daily net assets exceeding $750 million but not exceeding $1.25 billion;

•  0.30% of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion;

•  0.275% of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion;

•  0.25% of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion;

•  0.225% of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion;

•  0.20% of the daily net assets exceeding $2.75 billion but not exceeding $15 billion;

•  0.199% of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;

•  0.198% of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;

•  0.197% of the daily net assets exceeding $25 billion but not exceeding $30 billion; and

•  0.196% of the daily net assets exceeding $30 billion.

With respect to Active Assets Tax-Free Trust, the annual rates to the daily net assets are:

•  0.45% of the daily net assets not exceeding $500 million;

•  0.375% of the daily net assets exceeding $500 million but not exceeding $750 million;

•  0.325% of the daily net assets exceeding $750 million but not exceeding $1 billion;

•  0.30% of the daily net assets exceeding $1 billion but not exceeding $1.5 billion;

•  0.275% of the daily net assets exceeding $1.5 billion but not exceeding $2 billion;

•  0.25% of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

•  0.225% of the daily net assets exceeding $2.5 billion but not exceeding $3 billion;

•  0.20% of the daily net assets exceeding $3 billion but not exceeding $15 billion; and

•  0.199% of the daily net assets exceeding $15 billion.

Administration services are provided to the Funds by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Adviser, pursuant to separate administration agreements ("Administration Agreements") entered into by each Fund with the Administrator. The Funds pay the Administrator monthly compensation of 0.05% of daily net assets.

The Distributor, the Adviser and the Administrator have agreed to waive and/or reimburse all or a portion of each Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser with respect to Active Assets Money Trust and Active Assets Government Securities Trust. The Sub-Adviser provides these Funds with investment advisory services subject to the overall supervision of the Adviser and the Funds' Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the applicable Funds.

For the period June 25, 2012 through June 30, 2012 no fees were paid to the Sub-Adviser.

The following table reflects for each Fund (i) the advisory fee paid; and (ii) the advisory fee waived and/or affiliated rebates for each of the past three fiscal years ended June 30, 2010, 2011 and 2012.

	Advisory Fees Paid (After Fee Waivers and/or Affiliated Rebates)			Advisory Fees Waived			Affiliated Rebates
Name of Fund	2010	2011	2012	2010	2011	2012	2010	2011	2012
Active Assets Money Trust	$3,209,882	$4,519,364	$10,171,624	$3,960,253	$4,165,377	$5,887,727	$0	$0	$0
Active Assets Tax-Free Trust	11,550,450	7,973,822	6,002,126	4,441,815	7,703,743	15,176,222	8,961	2,640	18,765
Active Assets California Tax-Free Trust	2,344,114	2,239,751	1,669,168	3,550,733	3,537,366	6,063,246	1,166	710	10,827
Active Assets Government Securities Trust	62,041	84,709	3,034	671,981	718,309	820,698	0	0	0

For the fiscal years ended June 30, 2010, 2011 and 2012, each Fund paid compensation under its Administration Agreement as follows:

	Compensation Paid for the Fiscal Year Ended June 30,
Name of Fund	2010		2011		2012
Active Assets Money Trust	$1,098,844	(1)	$1,486,803	(1)	$3,282,469	(1)
Active Assets Tax-Free Trust	3,187,807	(2)	3,107,552	(2)	4,437,306	(2)
Active Assets California Tax-Free Trust	822,347	(3)	805,593	(3)	1,174,673	(3)
Active Assets Government Securities Trust	65,772	(4)	62,664	(4)	24,664	(4)

(1) For the fiscal years ended June 30, 2010, 2011 and 2012 no administration fees were waived.

(2) For the fiscal years ended June 30, 2010, 2011 and 2012 the administration fees paid reflect a waiver of $0, $0 and $51,692, respectively.

(3) For the fiscal years ended June 30, 2010, 2011 and 2012 no administration fees were waived.

(4) For the fiscal years ended June 30, 2010, 2011 and 2012, the administrative fees paid reflect a waiver of $15,786, $26,560 and $66,862, respectively.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Funds. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Fund.

B. Principal Underwriter

Each Fund's principal underwriter is the Distributor (which has the same address as the Adviser). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley Smith Barney LLC and Morgan Stanley & Co., which, through their own sales organizations sell shares of each Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. Services Provided by the Adviser, Sub-Adviser and Administrator

The Adviser and/or Sub-Adviser manage the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser and/or Sub-Adviser obtain and evaluate the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objectives.

Under the terms of each Administration Agreement, the Administrator maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as each Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

Pursuant to the sub-advisory agreement, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends and to assist with the management of Active Assets Money Trust's and Active Asset Government Securities Trust's portfolios.

Expenses not expressly assumed by the Adviser and/or Sub-Adviser under each Investment Advisory Agreement or by the Administrator under each Administration Agreement or by the Distributor will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of each Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Adviser and/or Sub-Adviser or any corporate affiliate of the Adviser and/or Sub-Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Funds' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Adviser and/or Sub-Adviser (not including compensation or expenses of attorneys who are employees of the Adviser and/or Sub-Adviser); fees and expenses of the Funds' independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.

Each Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser and Sub-Adviser are not liable to the Fund or any of its investors for any act or omission by the Adviser and/or Sub-Adviser, as applicable, or for any losses sustained by the Fund or its investors.

Each Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

Each Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to each Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by each Fund or its investors. Each Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. Rule 12b-1 Plan

In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act, effective July 31, 2011, between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan"). Prior to July 31, 2011, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and Morgan Stanley Distributors Inc. (the "Prior Distributor"), the Prior Distributor provided certain services in connection with the promotion and sale of each Fund's shares (a "Prior Plan").

Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each Plan: (1) compensation to and expenses of Morgan Stanley Smith Barney LLC and other selected broker-dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

With respect to each Fund, the Distributor has agreed to waive the 12b-1 fee to the extent that total expenses exceed total income on a daily bases. This waiver will continue for at least one year or until such time as each Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley Financial Advisors are paid an annual residual commission, currently a residual of up to 0.15% of the current value of the respective accounts for which they are the Financial Advisor of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley Smith Barney LLC to its Financial Advisors and Morgan Stanley Smith Barney LLC expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley Smith Barney LLC branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

Each Fund may to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Adviser provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.

For the fiscal year ended June 30, 2012, Active Assets Money Trust made payments under the Plan and Prior Plan amounting to $0, which amount is equal to 0.00% of 1% of the Fund's average daily net assets for the fiscal year. The Distributor and Prior Distributor agreed to waive the 12b-1 fee to the extent that total expenses exceeded total income on a daily basis. The amount paid by the Active Assets Money Trust reflects a reduction of $6,564,938. Based upon the total amounts spent by the Distributor and Prior Distributor during the period, it is estimated that the amount paid by Active Assets Money Trust to the Distributor and Prior Distributor for distribution was spent in approximately the following ways: (i) 0.00% ($0) — advertising; (ii) 0.00% ($0) — printing and mailing of prospectuses to other than current shareholders; (iii) 0.00% ($0) — compensation to underwriters; (iv) 0.00% ($0) — compensation to dealers; (v) 0.00% ($0) — compensation to sales personnel; and (vi) 0.00% ($0) — other, which includes payments to Morgan Stanley Smith Barney LLC for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses. No payments under the Plan and Prior Plan were made for interest, carrying or other financing charges.

For the fiscal year ended June 30, 2012, Active Assets Tax-Free Trust made payments under the Plan and Prior Plan amounting to $0, which amount is equal to 0.00% of 1% of the Fund's average daily net assets for the fiscal year. The Distributor and Prior Distributor agreed to waive the 12b-1 fee to the extent that total expenses exceeded total income on a daily basis. The amount paid by the Active Assets Tax-Free Trust reflects a reduction of $8,977,996. Based upon the total amounts spent by the Distributor and Prior Distributor during the period, it is estimated that the amount paid by Active Assets Tax-Free Trust to the Distributor and Prior Distributor for distribution was spent in approximately the following ways: (i) 0.00% ($0) — advertising; (ii) 0.00% ($0) — printing and mailing of prospectuses to other than current shareholders; (iii) 0.00% ($0) — compensation to underwriters; (iv) 0.00% ($0) — compensation to dealers; (v) 0.00% ($0) — compensation to sales personnel; and (vi) 0.00% ($0) — other, which includes payments to Morgan Stanley Smith Barney LLC for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses. No payments under the Plan and Prior Plan were made for interest, carrying or other financing charges.

For the fiscal year ended June 30, 2012, Active Assets California Tax-Free Trust made payments under the Plan and Prior Plan amounting to $0, which amount is equal to 0.00% of 1% of the Fund's average daily net assets for the fiscal year. The Distributor and Prior Distributor agreed to waive the 12b-1 fee to the extent that total expenses exceeded total income on a daily basis. The amount paid by the Active Assets California Tax-Free Trust reflects a reduction of $2,349,346. Based upon the total amounts spent by the Distributor and Prior Distributor during the period, it is estimated that the amount paid by Active Assets California Tax-Free Trust to the Distributor and Prior Distributor for distribution was spent in approximately the following ways: (i) 0.00% ($0) — advertising; (ii) 0.00% ($0) — printing and mailing of prospectuses to other than current shareholders; (iii) 0.00% ($0) — compensation to underwriters; (iv) 0.00% ($0) — compensation to dealers; (v) 0.00% ($0) — compensation to sales personnel; and

(vi) 0.00% ($0) — other, which includes payments to Morgan Stanley Smith Barney LLC for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses. No payments under the Plan and Prior Plan were made for interest, carrying or other financing charges.

For the fiscal year ended June 30, 2012, Active Assets Government Securities Trust made payments under the Plan and Prior Plan amounting to $0, which amount is equal to 0.00% of 1% of the Fund's average daily net assets for the fiscal year. The Distributor and Prior Distributor agreed to waive the 12b-1 fee to the extent that total expenses exceeded total income on a daily basis. The amount paid by the Active Assets Government Securities Trust reflects a reduction of $183,052. Based upon the total amounts spent by the Distributor and Prior Distributor during the period, it is estimated that the amount paid by Active Assets Government Securities Trust to the Distributor and Prior Distributor for distribution was spent in approximately the following ways: (i) 0.00% ($0) — advertising; (ii) 0.00% ($0) — printing and mailing of prospectuses to other than current shareholders; (iii) 0.00% ($0) — compensation to underwriters; (iv) 0.00% ($0) — compensation to dealers; (v) 0.00% ($0) — compensation to sales personnel; and (vi) 0.00% ($0) — other, which includes payments to Morgan Stanley Smith Barney LLC for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses. No payments under the Plan and Prior Plan were made for interest, carrying or other financing charges.

Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Adviser, Morgan Stanley & Co., Morgan Stanley Smith Barney LLC, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.

On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the last continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Morgan Stanley Smith Barney LLC, branch offices made possible by the 12b-1 fees and Morgan Stanley Smith Barney LLC, could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. Other Service Providers

(1) Transfer Agent/Dividend Disbursing Agent

Morgan Stanley Services Company Inc., P.O. Box 219886, Kansas City, MO 64121-9886, is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans.

(2) Custodian and Independent Registered Public Accounting Firm

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, is the Custodian of each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $250,000 (a temporary increase from $100,000, which is due to expire on December 31, 2013) are unprotected by federal deposit insurance. These balances may, at times, be substantial.

As of June 7, 2011, Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5072, is the independent registered public accounting firm of each Fund. The Funds' independent registered public accounting firm is responsible for auditing the annual financial statements.

(3) Affiliated Persons

The Transfer Agent is an affiliate of the Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. Pursuant to a Transfer Agency and Service Agreement, as consideration for the services it provides, the Transfer Agent receives certain fees from each Fund, which are approved by the Trustees, generally based on the number of shareholder accounts and is reimbursed for its out-of-pocket expenses in connection with such services. Each Fund and the Transfer Agent may enter into agreements with unaffiliated third-party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Fund. In such instances, a Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by the Transfer Agent.

F. Codes of Ethics

The Funds, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

G. Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to MSIM.

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as each Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC are available without charge on our web site at www.morganstanley.com/im. Each Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

H. Revenue Sharing

The Adviser and/or Distributor may pay compensation, out of their own funds and not as an additional charge to of the Funds, to Morgan Stanley Smith Barney LLC in connection with the sale, distribution, marketing and retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley Smith Barney LLC for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by Morgan Stanley

Smith Barney LLC, granting the Distributor access to Morgan Stanley Smith Barney LLC's financial advisors and consultants, providing assistance in the ongoing education and training of Morgan Stanley Smith Barney LLC's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, administrative, recordkeeping, shareholder or transaction processing services. Such payments are in addition to distribution fees, shareholder service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by Morgan Stanley Smith Barney LLC's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor.

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  On Fund shares held directly in traditional brokerage accounts with Morgan Stanley Smith Barney LLC or held in non-Morgan Stanley accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.18% of the total average monthly net asset value of such shares; and

(2)  On any shares held in an account through certain 401(k) platforms in Morgan Stanley Smith Barney LLC's Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley Smith Barney LLC may provide Morgan Stanley Smith Barney LLC, and/or its financial advisors or other salespersons, with an incentive to favor sales of shares of the Funds over other investment options with respect to which Morgan Stanley Smith Barney LLC does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Fund or the amount a Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure by Morgan Stanley Smith Barney LLC as to its compensation.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. Brokerage Transactions

Subject to the general supervision of the Trustees, the Adviser and/or Sub-Adviser are responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Pursuant to orders issued by the SEC, each Fund is permitted to engage in principal transactions, subject to certain conditions, with Morgan Stanley & Co., and with Citigroup, Inc. or its affiliates ("Citigroup"), each of which is, or may deemed to be, a broker-dealer affiliated with the Fund's Adviser.

During the fiscal year ended June 30, 2010, the Active Assets Money Trust effected principal transactions with Morgan Stanley & Co. During the fiscal year ended June 30, 2010, Active Assets Money Trust did not effect any transactions with Citigroup. During the fiscal year ended June 30, 2011, the Active Assets Money Trust did not effect any principal transactions with Morgan Stanley & Co. or Citigroup. During the fiscal years ended June 30, 2012, the Active Assets Money Trust effected principal transactions with Morgan Stanley & Co. and Citigroup.

During the fiscal years ended June 30, 2010, 2011 and 2012, the Active Assets Tax-Free Trust and the Active Assets California Tax-Free Trust effected principal transactions with Morgan Stanley & Co. and Citigroup.

During the fiscal years ended June 30, 2010, 2011 and 2012, the Active Assets Government Securities Trust did not effect any principal transactions with Morgan Stanley & Co. During the fiscal years ended June 30, 2010 and 2011, the Active Assets Government Securities Trust did not effect any principal transactions with Citigroup, Inc. During the fiscal year ended June 30, 2012, the Active Assets Government Securities Trust effected principal transactions with Citigroup.

B. Commissions

Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley & Co., Citigroup and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the investment advisory fee they pay to the Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

During the fiscal years ended June 30, 2010, 2011 and 2012, the Funds did not pay any brokerage commissions or concessions.

During the fiscal years ended June 30, 2010, 2011 and 2012, the Funds did not pay any brokerage commissions to an affiliated broker or dealer.

C. Brokerage Selection

The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Adviser and/or Sub-Adviser are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of investment companies for which they act as investment adviser. Consistent with this policy, when securities transactions are effected on a stock exchange, the Funds' policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Funds believe that a requirement to always seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage research services.

In seeking to implement the Funds' policies, the Adviser and/or Sub-Adviser effect transactions with those broker-dealers that the Adviser and/or Sub-Adviser believe provide prompt execution of orders in an effective manner at the most favorable prices. The Adviser and/or Sub-Adviser may place portfolio transactions with those broker-dealers that also furnish research and other services to the Funds or the Adviser. Services provided may include certain research services (as described below) as well as effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Adviser and/or Sub-Adviser and their affiliated investment advisers have established commission sharing arrangements under a commission management program (the "Commission Management Program" or "CMP"), pursuant to which execution and research costs or a portion of those costs are decoupled in accordance with applicable laws, rules and regulations. Under the CMP, the Adviser, Sub-Adviser and their affiliated investment advisers select approved equity brokers (which include the Adviser's affiliates) for execution services, and after accumulation of commissions at such brokers, the Adviser, Sub-Adviser and/or their affiliates instruct these approved equity brokers to pay for eligible research provided by executing brokers or third-party research providers, which are selected independently by a Research Services Committee of the Adviser, Sub-Adviser and their affiliated investment advisers. Generally, the Adviser, Sub-Adviser and their affiliated investment advisers will direct the approved equity broker to record research credits based upon a previously agreed-upon allocation and will periodically instruct the approved equity broker to direct specified dollar amounts from that pool to pay for eligible research services provided by third-party research providers and executing brokers. The research credits are pooled among the Adviser, Sub-Adviser and their affiliated investment advisers and allocated on behalf of both the Adviser and their affiliated investment advisers. Likewise, the research services obtained under the CMP are shared among the Adviser, Sub-Adviser and their affiliated investment advisers.

Selection of approved equity brokers for execution is based on three main criteria: access to liquidity, provision of capital and quality of execution. Under the CMP, each approved equity broker is responsible for the payment of fees for research services and obtains the research services pursuant to written agreements between the approved equity broker and the third-party research provider.

For those costs not decoupled, but retained by broker-dealers, the Adviser and/or Sub-Adviser also effects transactions with brokers which directly pay for research services provided by those brokers in accordance with Section 28(e) of the Exchange Act. Such transactions include equity transactions and may include fixed-income transactions effected on an agency basis.

Transactions involving client accounts managed by two or more affiliated investment advisers may be aggregated and executed using the services of broker-dealers that provide third-party benefits/research so long as: (i) all client accounts involved in the transaction benefit from one or more of the services offered by such broker-dealer; and (ii) each affiliated investment adviser has approved the use of such broker-dealer and the services provided thereby.

The research services received include those of the nature described above and other services which aid the Adviser and/or Sub-Adviser in fulfilling their investment decision making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Where a particular item has both research and non-research related uses (such as proxy services where both research services and services relating to the administration of the proxy itself are provided), the Adviser and/or Sub-Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and will only pay for the portion of the cost allocated to research uses with client brokerage transactions. Commissions paid to brokers providing research services may be higher than those charged by brokers not providing such services.

The Adviser, Sub-Adviser and their affiliated investment advisers make a good faith determination of the value of research services in accordance with Section 28(e) of the Exchange Act, UK Financial Services Authority Rules and other relevant regulatory requirements.

Certain investment professionals and other employees of the Adviser and/or Sub-Adviser are also officers of affiliated investment advisers and may provide investment advisory services to clients of such affiliated investment advisers. The Adviser's and/or Sub-Adviser's personnel also provide research and trading support to personnel of certain affiliated investment advisers. Research related costs may be shared by affiliated investment advisers and may benefit the clients of such affiliated investment advisers. Research services that benefit the Adviser and/or Sub-Adviser may be received in connection with commissions generated by clients of its affiliated investment advisers. Similarly, research services received in connection with commissions generated by the Adviser's and/or Sub-Adviser's clients may benefit affiliated investment advisers and their clients. Moreover, research services provided by broker-dealers through which the Adviser and/or Sub-Adviser effects transactions for a particular account may be used by the Adviser, Sub-Adviser and/or an affiliated investment adviser in servicing its other accounts and not all such research services may be used for the benefit of the particular client, which pays the brokerage commission giving rise to the receipt of such research services.

D. Regular Broker-Dealers

During the fiscal year ended June 30, 2012, Active Assets Money Trust purchased securities issued by Bank of Nova Scotia, Barclays Capital Group, BNP Paribas SA, Credit Agricole Securities, Deutsche Bank Financial LLC, Goldman Sachs & Co., ING Financial Markets LLC, J.P. Morgan Securities LLC, Wachovia Securities, LLC and Wells Fargo & Company, which were among the ten brokers or ten dealers which executed transactions for or with Active Assets Money Trust in the largest dollar amounts during the period. At June 30, 2012, Active Assets Money Trust held securities issued by Bank of Nova Scotia, Barclays Capital Group, Deutsche Bank Financial LLC and ING Financial Markets LLC with market values of $209,988,904, $324,998,950, $323,999,025 and $73,994,882, respectively.

During the fiscal year ended June 30, 2012, Active Assets Tax-Free Trust purchased securities issued by Barclays Capital Group, J.P. Morgan Securities LLC, Morgan Stanley & Co. and Wells Fargo & Company, which were among the ten brokers or ten dealers which executed transactions for or with

Active Assets Tax-Free Trust in the largest dollar amounts during the period. At June 30, 2012, Active Assets Tax-Free Trust held securities issued by Barclays Capital Group, J.P. Morgan Securities LLC and Wells Fargo & Company with market values of $26,815,000, $419,210,000 and $41,345,000, respectively.

During the fiscal year ended June 30, 2012, Active Assets California Tax-Free Trust purchased securities issued by J.P. Morgan Securities LLC and Morgan Stanley & Co., which were among the ten brokers or ten dealers which executed transactions for or with Active Assets California Tax-Free Trust in the largest dollar amounts during the period. At June 30, 2012, Active Assets California Tax-Free Trust held securities issued by J.P. Morgan Securities LLC with a market value of $105,975,000.

During the fiscal year ended June 30, 2012, Active Assets Government Securities Trust purchased securities issued by Bank of Nova Scotia, BNP Paribas SA, Credit Agricole Securities, Deutsche Bank Financial LLC, ING Financial Markets LLC, TD Securities USA, Inc., Wachovia Securities, LLC and Wells Fargo & Company, which were among the ten brokers or ten dealers which executed transactions for or with the Active Assets Government Securities Trust in the largest dollar amounts during the period. At June 30, 2012, the Active Assets Government Securities Trust did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES

The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communication with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. Purchase/Redemption of Shares

Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' Prospectus.

Suspension of Redemptions. Redemptions are not made on days during which the NYSE is closed. The right of redemption may be suspended and the payment therefore may be postponed for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) the SEC determines trading on the NYSE is restricted; (c) the SEC determines an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

Transfer Agent as Agent. With respect to the redemption of the Funds' shares, the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Funds are not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. Offering Price

The price of each Fund's shares, called "net asset value," is based on the value of each respective Fund's portfolio securities.

Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The maturity date of adjustable rate government securities and floating rate government securities is specifically addressed under the Rule. If the rate of interest of a variable rate government security is adjusted at intervals not exceeding 397 days, the maturity on that security is deemed to equal the period remaining until the next readjustment date. Floating rate government securities are deemed to have a maturity of one day.

An "NRSRO" is a nationally recognized statistical rating organization. At the time each Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) (i) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs; or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO (the "Requisite NRSROs").

An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) an Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) in addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset-Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

The Rule further requires that the Funds limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. As permitted by the Rule, the Trustees have delegated to the Funds' Adviser the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by an NRSRO, or that have been determined to be of comparable quality: (i) no more than 3% in the aggregate of each Fund's total assets in all such securities, (ii) no more than 0.5% of total assets in the securities of any one issuer and (iii) the remaining maturity of any such securities must be 45 days or less.

The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 60 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 60 days, the applicable Fund will invest its available cash in such a manner as to reduce such maturity to 60 days or less as soon as is reasonably practicable.

In the unlikely event that a Fund's Board of Trustees are to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act.

If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

Active Assets Money Trust and Active Assets Government Securities Trust will generally pay ordinary dividends. Active Assets Tax-Free Trust will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. Active Assets California Tax-Free Trust will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund will also make distributions of short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of a Fund will affect the amount, timing and character of the distributions made by the Fund. The following discussion is only a summary of certain tax considerations generally affecting the Funds and shareholders of the Funds and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

Investment Company Taxation. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. If the Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained income or gains.

Gains or losses on sales of securities by a Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by a Fund when a Fund invests in options and futures transactions. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Fund.

In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

Under certain tax rules, the Active Assets Money Trust and the Active Assets Government Securities Trust may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser and/or Sub-Adviser will select which securities to sell. The Funds may realize gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

All or a portion of any of Active Assets Tax-Free Trust's and Active Assets California Tax-Free Trust's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Active Assets Tax-Free Trust and the Active Assets California Tax-Free Trust could be affected. In that event, the Funds would re-evaluate their investment objective and policies. Shareholders are urged to consult their own tax professionals regarding specific proposals or challenges to the federal, state or local tax treatment of municipal securities.

Taxation of Dividends and Distributions. Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust intend to invest a portion of their assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income. However, the alternative minimum tax consequences discussed in this paragraph do not apply with respect to interest paid on bonds issued after December 31, 2008 and before January 1, 2011 (including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009).

Shareholders normally will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such payments in additional shares or cash. Short-term capital gain distributions are taxed at ordinary income rates.

Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains will return to 20% in 2013, and all taxable dividends will be taxed at ordinary income rates.

Shareholders are generally taxed on any income dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid to shareholders of record of such month in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Fund of any taxable interest income and short-term capital gains. However, withholding tax generally will not apply to any income realized by a non-U.S. shareholder in respect of any distributions of exempt-interest dividends. For taxable years of the Funds beginning before January 1, 2012 (or a later date if extended by the U.S. Congress), the Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Fund may withhold these amounts regardless of the fact that it is not required to do so. Any amounts withheld from payments made to a shareholder may be refunded or credited against the shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.

Effective January 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2015) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and, for shareholders of Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, the portion treated as tax-exempt dividends and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

Purchases and Redemptions of the Funds' Shares. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2013. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.

Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceed certain threshold amounts.

Other Considerations. Interest on indebtedness incurred by shareholders to purchase or carry shares of Active Assets Tax-Free Trust or Active Assets California Tax-Free Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of Active Assets Tax-Free Trust or Active Assets California Tax-Free Trust. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

California State Tax. To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local government obligations or in U.S. government obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations that would be exempt from California tax if held by an individual and (ii) reported by the Fund as exempt-interest dividends in a statement furnished to shareholders. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because, unlike federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the fund and regardless of whether the distribution is received in additional shares or in cash. In general, the maximum federal capital gains rate for individuals is currently 15% with respect to capital assets held more than one year and is scheduled to increase to 20% after 2012. In addition, unlike under federal law, the shareholders of the Fund will not be subject to California personal income tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may, depending on the frequency of the Fund's distributions, be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise tax for corporate shareholders. In addition, distributions from investment income and capital gains may be subject to state taxes in states other than California, and to local taxes.

X. UNDERWRITERS

Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA

Active Assets Money Trust's current yield for the seven days ended June 30, 2012 was 0.01%. The seven day effective annual yield on June 30, 2012 was 0.01%, assuming daily compounding.

Active Assets Tax-Free Trust's current yield for the seven days ended June 30, 2012 was 0.01%. The seven day effective annual yield on June 30, 2012 was 0.01%, assuming daily compounding. Based upon a federal personal income tax bracket of 35.00%, Active Assets Tax-Free Trust's tax-equivalent yield for the seven days ended June 30, 2012 was 0.02%.

Active Assets California Tax-Free Trust's current yield for the seven days ended June 30, 2012 was 0.01%. The seven day effective annual yield on June 30, 2012 was 0.01%, assuming daily compounding. Based upon a combined federal and California personal income tax bracket of 41.60%, Active Assets California Tax-Free Trust's tax-equivalent yield for the seven days ended June 30, 2012 was 0.02%.

Active Assets Government Securities Trust's current yield for the seven days ended June 30, 2012 was 0.01%. The seven day effective annual yield on June 30, 2012 was 0.01%, assuming daily compounding.

XII. FINANCIAL STATEMENTS

The Funds' audited financial statements for the fiscal year ended June 30, 2012, including notes thereto, and the reports of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference to the Funds' Annual Reports to Shareholders. Copies of the Funds' Annual Reports to Shareholders must accompany the delivery of this SAI.

XIII. FUND COUNSEL

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Funds' legal counsel.

*****

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Funds have filed with the SEC. The complete Registration Statement may be obtained from the SEC.

Appendix A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services — ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promotes consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider witholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by

NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

  i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

  ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/renumeration, nominating/governance or audit committee.

d.  We consider withholding support or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if, in our view, there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve no more than two outside boards given the level of time commitment required in their primary job.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.  Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the U.S., we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the U.S., we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any other evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C. Statutory auditor boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate transactions and proxy fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in capital structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market, we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders.

However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the rights of holders of 10% or more of shares to call special meetings, unless the board or state law has a set policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provision.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.  Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I. Social, Political and Environmental Issues.

Shareholders in the U.S. and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate, social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that, if implemented, would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds.

Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director and at least two portfolio managers (preferably members of the Committee) as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Approved by Morgan Stanley Funds Board on September 27-28, 2011

ACTIVE ASSETS TAX-FREE TRUST

PART C

OTHER INFORMATION

ITEM 28. Exhibits

(a)(1).

Declaration of Trust of the Registrant, dated March 27, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

(2).

Amendment dated May 21, 1994 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

(3).

Amendment dated December 17, 1984 to the Declaration of Trust is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

(4).	Amendment, dated December 8, 2011, to the Declaration of Trust of the Registrant is filed herein.

(b).

Amended and Restated By-Laws of the Registrant, dated February 27, 2008, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on October 28, 2008.

(c).	Not Applicable.

(d).

Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., July 31, 2011, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 28, 2011.

(e)(1).

Distribution Agreement between the Registrant and Morgan Stanley Distribution, Inc., dated July 31, 2011, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Morgan Stanley Active Assets Money Trust, filed on October 27, 2011.

(2).

Selected Dealer Agreement between Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. is incorporated herein by reference to Exhibit e(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Morgan Stanley Fundamental Value Fund, filed on January 25, 2006.

(f).

Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

(g)(1).

Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit(g)(1) of Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on February 6, 2012.

(2).

Data Access Services Agreement between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(h)(1).

Transfer Agency and Service Agreement, dated June 1, 2010, between the Registrant and Morgan Stanley Services Company Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(2).

Amendment, effective June 1, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(3).

Administration Agreement between the Registrant and Morgan Stanley Services Company Inc., dated July 31, 2011, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 28, 2011.

(i)(1).	Opinion of Clifford Chance US LLP is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on August 30, 2004.

(2).	Consent of Dechert LLP, filed herein.

(3).

Opinion of Dechert LLP, Massachusetts Counsel, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on August 30, 2004.

(j)(1).	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP, is filed herein.

(k).	Not Applicable.

(l).	Not Applicable.

(m).

Amended and Restated Plan of Distribution pursuant to Rule 12b-1, effective July 31, 2011, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Active Assets Money Trust, filed on October 27, 2011.

(n).	Not Applicable.

(o).	Not Applicable.

(p)(1).

Code of Ethics of Morgan Stanley Investment Management, effective February 15, 2011, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of Morgan Stanley Multi Cap Growth Trust, filed on March 29, 2011.

(2).

Code of Ethics of Morgan Stanley Funds is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(q).

Powers of Attorney of Trustees, dated September 28, 2012, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Active Assets Money Trust, filed on October 26, 2012.

ITEM 29. Persons Controlled by or Under Common Control with the Fund.

None

ITEM 30. Indemnification.

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant’s Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

Pursuant to Section 7 of the Registrant’s Underwriting Agreement, the Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the Securities Act of 1933 (the “Act”), or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.  Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940 (“Investment Company Act”), so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Adviser, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the

Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31. Business and Other Connections of Investment Adviser

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Inc. is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management Inc. serve as directors, officers or employees:

Morgan Stanley Investment Management Inc.

Morgan Stanley Services Company Inc.

Morgan Stanley Distribution, Inc.

522 Fifth Avenue, New York, NY 10036

Morgan Stanley Services Company Inc.

Harborside Financial Center, 201 Plaza II, Jersey City, NJ 07311

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.

Name and Position with Morgan Stanley Investment Management Inc.	Other Substantial Business, Profession, or Vocation

Gregory J. Fleming Managing Director and President	President of MSAM Holdings II, Inc. and Morgan Stanley Smith Barney.

Edmond Moriarty Managing Director and Director	Managing Director and Director of Morgan Stanley Services Company Inc. and Morgan Stanley Distribution, Inc.; Director of MSAM Holdings II, Inc.

Christopher O’Dell Managing Director and Secretary	Managing Director and Secretary of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Secretary of MSAM Holdings II, Inc. and other entities affiliated with the Adviser.

Mary Ann Picciotto Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

Name and Position with Morgan Stanley Investment Advisors	Other Substantial Business, Profession, or Vocation

Paul Julius Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Chief Financial Officer and Director of MSAM Holdings II, Inc.

Arthur Lev Managing Director	President and Principal Executive Officer of the Equity and Fixed Income Funds in the Fund Complex; Head of the Long-Only Business of Morgan Stanley Investment Management.

James Janover Managing Director and Director	Director of MSAM Holdings II, Inc.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Investment Adviser, reference is made to the Investment Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 32. Principal Underwriters

(a)        Morgan Stanley Distribution, Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distribution, Inc. is also the principal underwriter of the following investment companies:

(1)               Active Assets California Tax-Free Trust

(2)               Active Assets Government Securities Trust

(3)               Active Assets Institutional Government Securities Trust

(4)               Active Assets Institutional Money Trust

(5)               Active Assets Money Trust

(6)               Active Assets Tax-Free Trust

(7)               Morgan Stanley California Tax-Free Daily Income Trust

(8)               Morgan Stanley European Equity Fund Inc.

(9)               Morgan Stanley Focus Growth Fund

(10)         Morgan Stanley Global Fixed Income Opportunities Fund

(11)         Morgan Stanley Global Infrastructure Fund

(12)         Morgan Stanley Global Strategist Fund

(13)         Morgan Stanley International Fund

(14)         Morgan Stanley International Value Equity Fund

(15)         Morgan Stanley Limited Duration U.S. Government Trust

(16)         Morgan Stanley Liquid Asset Fund Inc.

(17)         Morgan Stanley Mid Cap Growth Fund

(18)         Morgan Stanley Mortgage Securities Trust

(19)         Morgan Stanley Multi Cap Growth Trust

(20)         Morgan Stanley New York Municipal Money Market Trust

(21)         Morgan Stanley Select Dimensions Investment Series

(22)         Morgan Stanley Tax-Free Daily Income Trust

(23)         Morgan Stanley U.S. Government Money Market Trust

(24)         Morgan Stanley U.S. Government Securities Trust

(25)         Morgan Stanley Variable Investment Series

(26)         The Universal Institutional Funds, Inc.

(27)         Morgan Stanley Institutional Funds, Inc.

(28)         Morgan Stanley Institutional Fund Trust

(29)         Morgan Stanley Institutional Liquidity Funds

(b)        The following information is given regarding directors and officers of Morgan Stanley Distribution, Inc. The principal address of Morgan Stanley Distribution, Inc. is 522 Fifth Avenue, New York, NY 10036.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Lisa Jones	President and Director	None

Edmond Moriarty	Director	None

Jeffrey Gelfand	Chief Financial Officer and Treasurer	None

Christopher O’Dell	Secretary	None

Keraya Jefferson	Chief Compliance Officer	None

Gina Gallagher	Chief Anti-Money Laundering Officer	None

Joseph D’Auria	Financial and Operations Principal	None

(c)        Not applicable.

ITEM 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

(records relating to its function as custodian)

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(records relating to its function as investment adviser)

Morgan Stanley Services Company Inc.

Harborside Financial Center,

201 Plaza II, 7th Floor

Jersey City, NJ 07311

(records relating to its function as administrator, transfer agent and dividend disbursing agent)

ITEM 34. Management Services

Registrant is not a party to any such management-related service contract.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of October, 2012.

ACTIVE ASSETS TAX-FREE TRUST

By:	/s/ Kevin Klingert
Kevin Klingert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal
Executive Officer

By:	/s/ KEVIN KLINGERT
	Kevin Klingert		October 26, 2012

(2) Principal Financial Officer		Chief Financial Officer

By:	/s/ FRANCIS J. SMITH
	Francis J. Smith		October 26, 2012

(3) Majority of the Trustees

James F. Higgins

By:	/s/ STEFANIE V. CHANG YU
Stefanie V. Chang Yu
	Attorney-in-Fact		October 26, 2012

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ CARL FRISCHLING
Carl Frischling
	Attorney-in-Fact		October 26, 2012

3

ACTIVE ASSETS TAX-FREE TRUST

Exhibit Index

(a)(4)	Amendment to Declaration of Trust (changing the current Principal Place of Business).
(i)(2)	Consent of Dechert LLP.
(j)(1)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP.